Schedule of Investments
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
January 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.99%
U.S. Treasury Inflation — Indexed Notes-99.99%(a)
0.13%, 04/15/2020	$817,158	$816,463
1.25%, 07/15/2020	567,876	571,836
1.13%, 01/15/2021	640,806	645,568
0.13%, 04/15/2021	724,934	723,338
0.63%, 07/15/2021	607,118	613,374
0.13%, 01/15/2022	696,619	698,309
0.13%, 04/15/2022	698,558	699,987
0.13%, 07/15/2022	681,154	686,920
0.13%, 01/15/2023	679,172	683,963
0.63%, 04/15/2023	723,808	740,077
0.38%, 07/15/2023	673,085	687,655
0.63%, 01/15/2024	671,319	692,642
0.50%, 04/15/2024	488,494	501,959
0.13%, 07/15/2024	659,687	671,585
0.13%, 10/15/2024	524,313	534,240
0.25% - 2.38%, 01/15/2025	1,228,971	1,316,522
Total U.S. Treasury Securities (Cost $11,161,587)		11,284,438
	Shares	Value
Money Market Funds-0.19%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(b) (Cost $21,161)	21,161	$21,161
TOTAL INVESTMENTS IN SECURITIES-100.18% (Cost $11,182,748)		11,305,599
OTHER ASSETS LESS LIABILITIES-(0.18)%		(20,326)
NET ASSETS-100.00%		$11,285,273
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Australia-7.38%
Adelaide Brighton Ltd.(a)	72	$175
Afterpay Ltd.(b)	28	723
AGL Energy Ltd.	104	1,389
ALS Ltd.	80	517
Altium Ltd.	17	453
Alumina Ltd.	397	579
AMP Ltd.	516	630
Ansell Ltd.	23	493
APA Group	181	1,373
Aristocrat Leisure Ltd.	101	2,448
ASX Ltd.	30	1,721
Atlas Arteria Ltd.	103	561
Aurizon Holdings Ltd.	293	1,061
AusNet Services	280	332
Australia & New Zealand Banking Group Ltd.	435	7,499
Bank of Queensland Ltd.	62	318
Beach Energy Ltd.	271	484
Bendigo & Adelaide Bank Ltd.	76	530
BHP Group Ltd.	453	11,948
BHP Group PLC	323	7,067
BlueScope Steel Ltd.	83	792
Boral Ltd.(a)	185	617
Brambles Ltd.	252	2,131
Caltex Australia Ltd.	41	944
Challenger Ltd.	91	545
Charter Hall Group	72	620
CIMIC Group Ltd.	15	294
Cleanaway Waste Management Ltd.	208	284
Coca-Cola Amatil Ltd.	84	674
Cochlear Ltd.	9	1,452
Coles Group Ltd.	174	1,928
Commonwealth Bank of Australia	273	15,582
Computershare Ltd.	77	927
Crown Resorts Ltd.	56	439
CSL Ltd.	70	14,623
CSR Ltd.	80	260
Dexus	168	1,431
Domain Holdings Australia Ltd.	36	91
Domino’s Pizza Enterprises Ltd.(a)	10	367
Downer EDI Ltd.	94	466
Evolution Mining Ltd.	161	400
Flight Centre Travel Group Ltd.(a)	9	237
Fortescue Metals Group Ltd.	244	1,861
Goodman Group	279	2,781
GPT Group (The)	298	1,197
Harvey Norman Holdings Ltd.	84	238
IDP Education Ltd.	20	238
Iluka Resources Ltd.	66	429
Incitec Pivot Ltd.	268	588
Insurance Australia Group Ltd.	366	1,735
IOOF Holdings Ltd.(a)	58	307
Lendlease Group	89	1,080
Macquarie Group Ltd.	48	4,652
Magellan Financial Group Ltd.	20	901
Medibank Pvt Ltd.	437	907
Metcash Ltd.	154	270
Mirvac Group	588	1,338
National Australia Bank Ltd.	443	7,669
Newcrest Mining Ltd.	119	2,353
Northern Star Resources Ltd.	95	801
Nufarm Ltd.(b)	49	181
	Shares	Value
Australia-(continued)
Oil Search Ltd.	204	$989
Orica Ltd.	60	917
Origin Energy Ltd.	278	1,526
Orora Ltd.	192	414
OZ Minerals Ltd.	47	320
Perpetual Ltd.(a)	7	200
Platinum Asset Management Ltd.	37	117
Qantas Airways Ltd.	101	433
QBE Insurance Group Ltd.	204	1,878
Qube Holdings Ltd.	189	435
Ramsay Health Care Ltd.(a)	24	1,272
REA Group Ltd.	8	611
Rio Tinto Ltd.	57	3,769
Rio Tinto PLC	169	9,098
Santos Ltd.	281	1,635
Scentre Group	787	2,034
SEEK Ltd.	55	835
Seven Group Holdings Ltd.(a)	16	217
Shopping Centres Australasia Property Group	118	228
Sonic Healthcare Ltd.	71	1,505
South32 Ltd.	788	1,393
Star Entertainment Group Ltd. (The)	131	367
Stockland	384	1,265
Suncorp Group Ltd.	199	1,713
Sydney Airport	175	983
Tabcorp Holdings Ltd.	299	939
Telstra Corp. Ltd.	661	1,699
TPG Telecom Ltd.(a)	57	285
Transurban Group	413	4,341
Treasury Wine Estates Ltd.	109	951
Vicinity Centres	481	818
Vocus Group Ltd.(b)	95	216
Washington H Soul Pattinson & Co. Ltd.	14	202
Wesfarmers Ltd.	174	5,266
Westpac Banking Corp.	542	9,115
Whitehaven Coal Ltd.	108	181
WiseTech Global Ltd.	12	201
Woodside Petroleum Ltd.	144	3,348
Woolworths Group Ltd.	194	5,434
Worley Ltd.	50	510
		182,591
Austria-0.20%
ANDRITZ AG	11	433
Erste Group Bank AG(b)	44	1,617
OMV AG	22	1,097
Raiffeisen Bank International AG	20	457
Telekom Austria AG(b)	22	177
Verbund AG	10	529
Vienna Insurance Group AG Wiener Versicherung Gruppe	6	162
voestalpine AG	18	437
		4,909
Belgium-0.93%
Ackermans & van Haaren N.V.	3	481
Ageas	29	1,600
Anheuser-Busch InBev S.A./N.V.	119	9,023
Colruyt S.A.	8	400
Galapagos N.V.(a)(b)	7	1,568
Groupe Bruxelles Lambert S.A.	11	1,106
KBC Group N.V.(a)	42	3,084
Proximus SADP	22	627

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Belgium-(continued)
Sofina S.A.	2	$458
Solvay S.A., Class A	11	1,140
Telenet Group Holding N.V.	8	372
UCB S.A.	19	1,749
Umicore S.A.	33	1,520
		23,128
Cambodia-0.01%
NagaCorp Ltd.	230	328
Chile-0.02%
Antofagasta PLC	55	596
China-0.39%
AAC Technologies Holdings, Inc.	110	790
BOC Hong Kong Holdings Ltd.	569	1,901
Budweiser Brewing Co. APAC Ltd.(b)(c)	200	608
China Mengniu Dairy Co. Ltd.(b)	424	1,573
China Travel International Investment Hong Kong Ltd.	398	64
FIH Mobile Ltd.(b)	455	71
Kerry Logistics Network Ltd.	87	139
Lenovo Group Ltd.	1,138	752
Minth Group Ltd.	109	338
MMG Ltd.(b)	351	80
Nexteer Automotive Group Ltd.	129	96
Semiconductor Manufacturing International Corp.(a)(b)	444	818
Shougang Fushan Resources Group Ltd.	567	112
Shui On Land Ltd.	546	110
Tingyi Cayman Islands Holding Corp.	295	500
Towngas China Co. Ltd.(b)	162	101
Uni-President China Holdings Ltd.	182	186
Want Want China Holdings Ltd.	874	726
Xinyi Glass Holdings Ltd.	317	400
Xinyi Solar Holdings Ltd.	495	351
		9,716
Denmark-1.79%
Ambu A/S, Class B	26	476
AP Moller - Maersk A/S, Class A	1	1,127
AP Moller - Maersk A/S, Class B	1	1,200
Carlsberg A/S, Class B	16	2,340
Chr. Hansen Holding A/S	16	1,193
Coloplast A/S, Class B	21	2,650
Danske Bank A/S	103	1,725
Demant A/S(b)	16	520
DSV Panalpina A/S	32	3,481
Genmab A/S(b)	9	2,079
GN Store Nord A/S	21	1,043
H Lundbeck A/S	9	383
ISS A/S	29	704
Jyske Bank A/S(b)	11	419
Novo Nordisk A/S, Class B	255	15,599
Novozymes A/S, Class B	33	1,722
Orsted A/S(c)	28	3,056
Pandora A/S	15	777
Rockwool International A/S, Class B	1	233
Tryg A/S	19	576
Vestas Wind Systems A/S	29	2,893
		44,196
Finland-1.13%
Elisa OYJ	22	1,325
Fortum OYJ	68	1,647
Huhtamaki OYJ	14	624
Kesko OYJ, Class B	10	676
	Shares	Value
Finland-(continued)
Kone OYJ, Class B	60	$3,874
Metso OYJ	17	605
Neste OYJ	64	2,545
Nokia OYJ	859	3,350
Nokian Renkaat OYJ	21	566
Nordea Bank Abp	494	3,901
Orion OYJ, Class B	16	757
Sampo OYJ, Class A	76	3,442
Stora Enso OYJ, Class R	86	1,121
UPM-Kymmene OYJ	83	2,624
Wartsila OYJ Abp	71	871
		27,928
France-9.84%
Accor S.A.	29	1,190
Adevinta ASA, Class B(b)	35	426
Aeroports de Paris	4	758
Air France-KLM(b)	34	316
Air Liquide S.A.	71	10,288
Airbus SE	85	12,551
ALD S.A.(c)	13	190
Alstom S.A.	28	1,488
Amundi S.A.(c)	9	731
Arkema S.A.	11	1,012
Atos SE	15	1,249
AXA S.A.	295	7,872
BioMerieux	6	595
BNP Paribas S.A.	166	8,838
Bollore S.A.	155	631
Bouygues S.A.	32	1,267
Bureau Veritas S.A.	43	1,187
Capgemini SE	24	2,988
Carrefour S.A.	87	1,476
Casino Guichard Perrachon S.A.(a)	9	366
Cie de Saint-Gobain	76	2,883
Cie Generale des Etablissements Michelin S.C.A.	27	3,142
Cie Plastic Omnium S.A.	9	226
CNP Assurances	25	451
Covivio	7	832
Credit Agricole S.A.	174	2,358
Danone S.A.	92	7,381
Dassault Systemes SE	20	3,473
Edenred	37	2,001
Eiffage S.A.	12	1,393
Electricite de France S.A.	76	939
Elis S.A.	30	585
ENGIE S.A.	252	4,345
EssilorLuxottica S.A.	45	6,695
Eurazeo SE	7	502
Eutelsat Communications S.A.	27	405
Faurecia S.A.	11	526
Gecina S.A.	8	1,511
Getlink SE	72	1,273
Hermes International	5	3,749
ICADE	5	559
Iliad S.A.(a)	4	526
Imerys S.A.	6	260
Ingenico Group S.A.	10	1,166
Ipsen S.A.	5	371
JCDecaux S.A.	11	295
Kering S.A.	11	6,766
Klepierre S.A.	29	988
Lagardere S.C.A.	18	342

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
France-(continued)
Legrand S.A.	41	$3,290
L’Oreal S.A.	37	10,329
LVMH Moet Hennessy Louis Vuitton SE	39	17,085
Natixis S.A.	133	563
Orange S.A.	299	4,243
Orpea	7	912
Pernod Ricard S.A.	33	5,723
Peugeot S.A.	84	1,732
Publicis Groupe S.A.	33	1,464
Remy Cointreau S.A.(a)	4	422
Renault S.A.	28	1,094
Rexel S.A.	48	575
Rubis S.C.A.	14	866
Safran S.A.	51	8,249
Sanofi	168	16,188
Sartorius Stedim Biotech	4	719
Schneider Electric SE	81	8,125
SCOR SE	25	1,065
SEB S.A.	4	515
Societe BIC S.A.	4	270
Societe Generale S.A.	119	3,854
Sodexo S.A.(a)	13	1,363
Suez	58	953
Teleperformance	9	2,262
Thales S.A.	15	1,649
TOTAL S.A.	372	18,199
Ubisoft Entertainment S.A.(b)	13	989
Unibail-Rodamco-Westfield	21	2,853
Valeo S.A.	38	1,134
Veolia Environnement S.A.	78	2,306
Vinci S.A.	72	7,995
Vivendi S.A.	124	3,402
Wendel S.A.	4	535
Worldline S.A.(b)(c)	16	1,130
		243,415
Germany-8.07%
1&1 Drillisch AG	7	172
adidas AG	30	9,502
Allianz SE	64	15,309
Aroundtown S.A.	170	1,608
BASF SE	142	9,610
Bayer AG	144	11,657
Bayerische Motoren Werke AG	50	3,565
Bayerische Motoren Werke AG, Preference Shares	9	503
Beiersdorf AG	15	1,702
Brenntag AG	24	1,247
Carl Zeiss Meditec AG, BR	6	735
Commerzbank AG	165	951
Continental AG	17	1,939
Covestro AG(c)	26	1,099
Daimler AG	125	5,791
Delivery Hero SE(b)(c)	17	1,312
Deutsche Bank AG	314	2,883
Deutsche Boerse AG	28	4,563
Deutsche Lufthansa AG	37	567
Deutsche Post AG	150	5,249
Deutsche Telekom AG	501	8,109
Deutsche Wohnen SE	56	2,371
DWS Group GmbH & Co. KGaA(c)	5	199
E.ON SE	333	3,779
Evonik Industries AG	26	714
Fielmann AG	4	318
	Shares	Value
Germany-(continued)
Fraport AG Frankfurt Airport Services Worldwide	6	$448
Fresenius Medical Care AG & Co. KGaA	32	2,472
Fresenius SE & Co. KGaA	63	3,220
Fuchs Petrolub SE	5	204
Fuchs Petrolub SE, Preference Shares(a)	11	488
GEA Group AG	26	780
GRENKE AG	4	399
Hannover Rueck SE	9	1,750
Hapag-Lloyd AG(c)	4	329
HeidelbergCement AG	23	1,562
Hella GmbH & Co. KGaA	7	330
Henkel AG & Co. KGaA	16	1,480
Henkel AG & Co. KGaA, Preference Shares	27	2,751
HOCHTIEF AG	3	348
HUGO BOSS AG	10	474
Infineon Technologies AG	192	4,165
K+S AG(a)	30	293
KION Group AG	11	691
Knorr-Bremse AG	7	764
LANXESS AG	13	783
LEG Immobilien AG	10	1,234
Merck KGaA	20	2,569
METRO AG	26	363
MTU Aero Engines AG	8	2,433
Muenchener Rueckversicherungs-Gesellschaft AG	22	6,492
Nemetschek SE	8	546
OSRAM Licht AG	9	451
Porsche Automobil Holding SE, Preference Shares	24	1,626
ProSiebenSat.1 Media SE	32	425
Puma SE	13	1,043
Rational AG	1	753
Rheinmetall AG	7	750
Rocket Internet SE(b)(c)	10	234
RWE AG	89	3,091
SAP SE	150	19,585
Sartorius AG, Preference Shares	5	1,167
Scout24 AG(c)	17	1,171
Siemens AG	117	14,475
Siemens Healthineers AG(c)	21	989
Suedzucker AG	12	203
Symrise AG	20	2,060
Talanx AG	6	300
Telefonica Deutschland Holding AG	106	321
thyssenkrupp AG(a)	74	916
Traton SE(b)	7	178
TUI AG	69	708
Uniper SE	31	1,017
United Internet AG	18	584
Volkswagen AG	5	918
Volkswagen AG, Preference Shares	28	5,039
Vonovia SE	84	4,798
Wacker Chemie AG	2	144
Wirecard AG(a)	18	2,657
Zalando SE(b)(c)	23	1,107
		199,532
Hong Kong-2.82%
AIA Group Ltd.	1,859	18,614
ASM Pacific Technology Ltd.	47	642
Bank of East Asia Ltd. (The)	188	408
Brightoil Petroleum Holdings Ltd.(b)(d)	462	0
Cafe de Coral Holdings Ltd.	53	119
Cathay Pacific Airways Ltd.	125	158

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Champion REIT	309	$186
Chow Tai Fook Jewellery Group Ltd.	169	154
CK Asset Holdings Ltd.	413	2,670
CK Hutchison Holdings Ltd.	411	3,668
CK Infrastructure Holdings Ltd.	98	688
CLP Holdings Ltd.	253	2,644
Dah Sing Banking Group Ltd.	58	74
Dah Sing Financial Holdings Ltd.	23	83
Dairy Farm International Holdings Ltd.	47	242
Guotai Junan International Holdings Ltd.(a)	369	63
Guotai Junan International Holdings Ltd., Rts., expiring 03/09/2020(b)(d)	123	0
Haitong International Securities Group Ltd.	355	103
Hang Lung Group Ltd.	138	344
Hang Lung Properties Ltd.	321	676
Hang Seng Bank Ltd.	110	2,241
Henderson Land Development Co. Ltd.	205	929
Hong Kong & China Gas Co. Ltd. (The)	1,513	2,915
Hong Kong Exchanges & Clearing Ltd.	194	6,466
Hongkong Land Holdings Ltd.	185	986
Huabao International Holdings Ltd.	141	46
Hutchison Port Holdings Trust, Class U	802	128
Hutchison Telecommunications Hong Kong Holdings Ltd.	204	37
Hysan Development Co. Ltd.	98	370
Jardine Matheson Holdings Ltd.	33	1,845
Jardine Strategic Holdings Ltd.	29	894
Johnson Electric Holdings Ltd.	54	120
Kerry Properties Ltd.	94	265
Li & Fung Ltd.	917	82
Lifestyle International Holdings Ltd.	71	71
Link REIT	329	3,347
Mapletree North Asia Commercial Trust(c)	318	277
Melco International Development Ltd.	126	275
MTR Corp. Ltd.	222	1,255
New World Development Co. Ltd.	872	1,102
NWS Holdings Ltd.	221	286
PCCW Ltd.	659	390
Power Assets Holdings Ltd.	207	1,501
Sa Sa International Holdings Ltd.(a)	164	29
Shangri-La Asia Ltd.	175	162
Shun Tak Holdings Ltd.	293	127
Sino Land Co. Ltd.	470	645
Sun Art Retail Group Ltd.	348	416
Sun Hung Kai Properties Ltd.	218	3,069
Swire Pacific Ltd., Class A	80	709
Swire Pacific Ltd., Class B	146	208
Swire Properties Ltd.	167	523
Techtronic Industries Co. Ltd.	198	1,605
Television Broadcasts Ltd.	46	71
United Energy Group Ltd.	1,144	203
Vitasoy International Holdings Ltd.	120	437
VTech Holdings Ltd.	25	228
WH Group Ltd.(c)	1,328	1,276
Wharf Holdings Ltd. (The)	193	480
Wharf Real Estate Investment Co. Ltd.	193	1,007
Wheelock & Co. Ltd.	130	798
Yue Yuen Industrial Holdings Ltd.	114	318
		69,675
	Shares	Value
Indonesia-0.01%
First Pacific Co. Ltd.	369	$116
Golden Agri-Resources Ltd.	1,011	156
		272
Ireland-0.53%
AIB Group PLC	120	353
Bank of Ireland Group PLC	146	714
CRH PLC	122	4,593
Flutter Entertainment PLC	12	1,361
Glanbia PLC	31	362
Kerry Group PLC, Class A	23	2,939
Kingspan Group PLC	24	1,480
Smurfit Kappa Group PLC	38	1,317
		13,119
Israel-0.49%
Airport City Ltd.(b)	10	177
Alony Hetz Properties & Investments Ltd.	16	265
Amot Investments Ltd.	18	131
Azrieli Group Ltd.	5	370
Bank Hapoalim BM	163	1,406
Bank Leumi Le-Israel BM	228	1,648
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	324	252
Delek Group Ltd.	1	130
Elbit Systems Ltd.	4	615
Fattal Holdings 1998 Ltd.	1	150
First International Bank of Israel Ltd.	8	225
Gazit-Globe Ltd.	15	174
Harel Insurance Investments & Financial Services Ltd.	18	123
Israel Chemicals Ltd.	99	419
Israel Corp. Ltd. (The)(b)	1	174
Israel Discount Bank Ltd., Class A	185	844
Melisron Ltd.	2	132
Migdal Insurance & Financial Holdings Ltd.	87	71
Mizrahi Tefahot Bank Ltd.	20	547
Nice Ltd.(b)	10	1,734
Oil Refineries Ltd.	237	105
Paz Oil Co. Ltd.	2	243
Phoenix Holdings Ltd. (The)	20	110
Shufersal Ltd.	17	106
Strauss Group Ltd.	6	177
Teva Pharmaceutical Industries Ltd.(b)	152	1,553
Tower Semiconductor Ltd.(b)	15	343
		12,224
Italy-2.18%
A2A S.p.A.	245	489
Amplifon S.p.A.	18	512
Assicurazioni Generali S.p.A.	199	3,880
Atlantia S.p.A.	72	1,769
Banca Mediolanum S.p.A.	40	361
Banco BPM S.p.A.(a)(b)	241	494
Buzzi Unicem S.p.A.	11	257
Buzzi Unicem S.p.A., RSP	6	84
Davide Campari-Milano S.p.A.	90	871
DiaSorin S.p.A.	3	369
Enel S.p.A.	1,194	10,394
Eni S.p.A.	387	5,429
Ferrari N.V.	19	3,211
FinecoBank Banca Fineco S.p.A.	94	1,102
Hera S.p.A.	121	550
Infrastrutture Wireless Italiane S.p.A.(c)	37	384
Intesa Sanpaolo S.p.A.	2,320	5,773

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Italy-(continued)
Italgas S.p.A.	59	$392
Leonardo S.p.A.	61	756
Mediaset S.p.A.(b)	55	146
Mediobanca Banca di Credito Finanziario S.p.A.	110	1,099
Moncler S.p.A.	28	1,210
Nexi S.p.A.(b)(c)	40	568
Pirelli & C S.p.A.(c)	67	325
Poste Italiane S.p.A.(c)	73	837
PRADA S.p.A.	81	312
Prysmian S.p.A.	40	890
Recordati S.p.A.	16	685
Saipem S.p.A.(b)	91	378
Salvatore Ferragamo S.p.A.	10	185
Snam S.p.A.	352	1,887
Telecom Italia S.p.A.(b)	1,600	863
Telecom Italia S.p.A., RSP	957	504
Terna - Rete Elettrica Nazionale S.p.A.	224	1,563
UniCredit S.p.A.	349	4,673
Unione di Banche Italiane S.p.A.	156	468
UnipolSai Assicurazioni S.p.A.	90	241
		53,911
Japan-24.39%
77 Bank Ltd. (The)	11	171
ABC-Mart, Inc.	4	260
Acom Co. Ltd.	60	286
Advantest Corp.	31	1,679
Aeon Co. Ltd.	110	2,287
AEON Financial Service Co. Ltd.	18	287
Aeon Mall Co. Ltd.	19	320
AGC, Inc.	28	970
Aica Kogyo Co. Ltd.	8	256
Ain Holdings, Inc.	4	247
Air Water, Inc.	24	337
Aisin Seiki Co. Ltd.	28	955
Ajinomoto Co., Inc.	76	1,266
Alfresa Holdings Corp.	28	575
Alps Alpine Co. Ltd.	30	554
Amada Holdings Co. Ltd.	52	558
Amano Corp.	10	295
ANA Holdings, Inc.(a)	18	569
Anritsu Corp.(a)	21	416
Aozora Bank Ltd.	18	492
Ariake Japan Co. Ltd.	3	208
Asahi Group Holdings Ltd.	60	2,815
Asahi Intecc Co. Ltd.	29	815
Asahi Kasei Corp.	191	2,005
Asics Corp.	28	417
ASKUL Corp.	3	99
Astellas Pharma, Inc.	290	5,219
Autobacs Seven Co. Ltd.	10	147
Azbil Corp.	20	550
Bandai Namco Holdings, Inc.	30	1,765
Bank of Kyoto Ltd. (The)	11	452
Benefit One, Inc.	10	178
Benesse Holdings, Inc.	11	306
Bic Camera, Inc.	24	264
Bridgestone Corp.	90	3,239
Brother Industries Ltd.	37	738
Calbee, Inc.	12	397
Canon Marketing Japan, Inc.	7	170
Canon, Inc.	155	4,128
Capcom Co Ltd.	14	402
	Shares	Value
Japan-(continued)
Casio Computer Co. Ltd.	34	$643
Central Japan Railway Co.	28	5,576
Chiba Bank Ltd. (The)	104	579
Chubu Electric Power Co., Inc.	111	1,524
Chugai Pharmaceutical Co. Ltd.	33	3,430
Chugoku Bank Ltd. (The)	27	262
Chugoku Electric Power Co., Inc. (The)	46	610
Citizen Watch Co. Ltd.	43	213
Coca-Cola Bottlers Japan Holdings, Inc.(a)	23	614
COMSYS Holdings Corp.	18	530
Concordia Financial Group Ltd.	171	661
Cosmo Energy Holdings Co. Ltd.	10	198
Cosmos Pharmaceutical Corp.	1	222
Credit Saison Co. Ltd.	25	410
CyberAgent, Inc.	15	611
Dai Nippon Printing Co. Ltd.	47	1,320
Daicel Corp.	47	455
Daido Steel Co. Ltd.	6	235
Daifuku Co. Ltd.	15	931
Dai-ichi Life Holdings, Inc.	168	2,567
Daiichi Sankyo Co. Ltd.	98	6,728
Daiichikosho Co. Ltd.	7	346
Daikin Industries, Ltd.	41	5,914
Daishi Hokuetsu Financial Group, Inc.	7	177
Daito Trust Construction Co. Ltd.	10	1,191
Daiwa House Industry Co. Ltd.	101	3,225
Daiwa Securities Group, Inc.	241	1,243
DeNA Co. Ltd.	17	282
Denka Co. Ltd.	14	389
Denso Corp.	70	2,933
Dentsu Group, Inc.	35	1,182
DIC Corp.	13	350
Disco Corp.	4	954
DMG Mori Co. Ltd.	16	229
Dowa Holdings Co. Ltd.	7	257
East Japan Railway Co.	56	5,012
Ebara Corp.	16	454
Eisai Co. Ltd.	41	3,151
Electric Power Development Co. Ltd.	26	595
Ezaki Glico Co. Ltd.	8	346
FamilyMart Co. Ltd.	36	800
Fancl Corp.	10	267
FANUC Corp.	30	5,624
Fast Retailing Co. Ltd.	8	4,380
FP Corp.	4	246
Fuji Electric Co. Ltd.	18	546
Fuji Media Holdings, Inc.	7	97
Fuji Oil Holdings, Inc.	7	184
Fuji Seal International, Inc.	7	149
FUJIFILM Holdings Corp.	57	2,884
Fujikura Ltd.	43	163
Fujitsu General Ltd.	9	205
Fujitsu Ltd.	30	3,215
Fukuoka Financial Group, Inc.	23	408
Fukuyama Transporting Co. Ltd.	5	170
Furukawa Electric Co. Ltd.	10	240
Fuyo General Lease Co. Ltd.	3	191
Glory Ltd.	9	262
GMO internet, Inc.	9	176
GMO Payment Gateway, Inc.	6	394
GOLDWIN, Inc.	6	372
GS Yuasa Corp.	12	242

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
GungHo Online Entertainment, Inc.	5	$93
Gunma Bank Ltd. (The)	68	225
H.I.S. Co. Ltd.	5	116
H2O Retailing Corp.	14	130
Hachijuni Bank Ltd. (The)	65	254
Hakuhodo DY Holdings, Inc.	38	553
Hamamatsu Photonics K.K.	21	911
Hankyu Hanshin Holdings, Inc.	34	1,402
Haseko Corp.	44	585
Heiwa Corp.	8	167
Hikari Tsushin, Inc.	3	748
Hino Motors Ltd.	42	401
Hirose Electric Co. Ltd.	5	634
Hiroshima Bank Ltd. (The)	46	212
Hisamitsu Pharmaceutical Co., Inc.	11	570
Hitachi Capital Corp.	7	194
Hitachi Chemical Co. Ltd.	16	678
Hitachi Construction Machinery Co. Ltd.	17	470
Hitachi High-Technologies Corp.	10	731
Hitachi Ltd.	142	5,542
Hitachi Metals Ltd.	31	487
Hitachi Transport System Ltd.	7	204
Hokkaido Electric Power Co., Inc.	28	133
Hokuhoku Financial Group, Inc.	20	196
Hokuriku Electric Power Co.(b)	27	203
Honda Motor Co. Ltd.	267	6,974
Horiba Ltd.	6	383
Hoshizaki Corp.	8	745
House Foods Group, Inc.	12	386
Hoya Corp.	57	5,575
Hulic Co. Ltd.	56	689
Ibiden Co. Ltd.	17	402
Ichigo, Inc.	32	123
Idemitsu Kosan Co. Ltd.	37	944
IHI Corp.	21	509
Iida Group Holdings Co. Ltd.	22	378
INPEX Corp.	145	1,379
Isetan Mitsukoshi Holdings Ltd.	57	453
Isuzu Motors Ltd.	79	797
Ito En Ltd.	9	444
ITOCHU Corp.	209	4,952
Itochu Techno-Solutions Corp.	16	479
Itoham Yonekyu Holdings, Inc.	21	134
Iyo Bank Ltd. (The)	43	227
Izumi Co. Ltd.	6	192
J Front Retailing Co. Ltd.	39	479
Japan Airlines Co. Ltd.	19	543
Japan Airport Terminal Co. Ltd.	7	330
Japan Aviation Electronics Industry Ltd.	7	127
Japan Exchange Group, Inc.	85	1,556
Japan Petroleum Exploration Co. Ltd.	5	125
Japan Post Bank Co. Ltd.	65	609
Japan Post Holdings Co. Ltd.	203	1,866
Japan Post Insurance Co. Ltd.	30	513
Japan Steel Works Ltd. (The)	10	184
Japan Tobacco, Inc.	182	3,889
JFE Holdings, Inc.	82	995
JGC Holdings Corp.	34	501
JSR Corp.	30	550
JTEKT Corp.	36	393
Justsystems Corp.	5	277
JXTG Holdings, Inc.	487	2,106
	Shares	Value
Japan-(continued)
Kagome Co. Ltd.	12	$300
Kajima Corp.	72	934
Kakaku.com, Inc.	21	557
Kaken Pharmaceutical Co. Ltd.	5	268
Kamigumi Co. Ltd.	16	346
Kandenko Co. Ltd.	16	154
Kaneka Corp.	9	284
Kansai Electric Power Co., Inc. (The)	115	1,303
Kansai Mirai Financial Group, Inc.	28	166
Kansai Paint Co. Ltd.	31	757
Kao Corp.	73	5,915
Kawasaki Heavy Industries Ltd.	23	466
Kawasaki Kisen Kaisha Ltd.(b)	13	178
KDDI Corp.	266	8,028
Keihan Holdings Co. Ltd.	15	687
Keikyu Corp.	39	729
Keio Corp.	18	1,043
Keisei Electric Railway Co. Ltd.	22	806
Kewpie Corp.	18	379
Keyence Corp.	28	9,654
Kikkoman Corp.	28	1,387
Kinden Corp.	21	365
Kintetsu Group Holdings Co. Ltd.	28	1,491
Kirin Holdings Co. Ltd.	123	2,738
Kissei Pharmaceutical Co. Ltd.	5	144
Kobayashi Pharmaceutical Co. Ltd.	9	738
Kobe Bussan Co. Ltd.	4	155
Kobe Steel Ltd.	47	220
Koei Tecmo Holdings Co. Ltd.	9	240
Koito Manufacturing Co. Ltd.	18	800
KOKUYO Co. Ltd.	13	195
Komatsu Ltd.	140	3,187
Konami Holdings Corp.	15	587
Konica Minolta, Inc.	72	452
Kose Corp.	4	544
K’s Holdings Corp.	26	320
Kubota Corp.	170	2,730
Kuraray Co. Ltd.	56	690
Kurita Water Industries Ltd.	17	507
Kusuri no Aoki Holdings Co. Ltd.	2	122
Kyocera Corp.	47	3,154
Kyoritsu Maintenance Co. Ltd.	4	163
Kyowa Exeo Corp.	14	356
Kyowa Kirin Co. Ltd.	40	954
Kyudenko Corp.	6	177
Kyushu Electric Power Co., Inc.	73	606
Kyushu Financial Group, Inc.	61	260
Kyushu Railway Co.	25	827
Lawson, Inc.	7	409
LINE Corp.(b)	8	396
Lintec Corp.	8	177
Lion Corp.	40	772
LIXIL Group Corp.	41	694
M3, Inc.	64	1,901
Mabuchi Motor Co. Ltd.	8	299
Maeda Corp.	21	205
Maeda Road Construction Co. Ltd.	9	309
Makita Corp.	39	1,531
Mani, Inc.	9	230
Marubeni Corp.	248	1,819
Maruha Nichiro Corp.	6	146
Marui Group Co. Ltd.	33	774

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Maruichi Steel Tube Ltd.	10	$282
Matsui Securities Co. Ltd.	16	132
Matsumotokiyoshi Holdings Co. Ltd.	12	488
Mazda Motor Corp.	90	776
Mebuki Financial Group, Inc.	161	364
Medipal Holdings Corp.	25	539
Megmilk Snow Brand Co. Ltd.	7	166
MEIJI Holdings Co. Ltd.	21	1,496
MINEBEA MITSUMI, Inc.	64	1,291
Miraca Holdings, Inc.	8	214
MISUMI Group, Inc.	44	1,125
Mitsubishi Chemical Holdings Corp.	195	1,439
Mitsubishi Corp.	192	5,001
Mitsubishi Electric Corp.	303	4,319
Mitsubishi Estate Co. Ltd.	181	3,594
Mitsubishi Gas Chemical Co., Inc.	30	468
Mitsubishi Heavy Industries Ltd.	45	1,671
Mitsubishi Logistics Corp.	11	283
Mitsubishi Materials Corp.	20	514
Mitsubishi Motors Corp.	99	377
Mitsubishi Shokuhin Co. Ltd.	2	59
Mitsubishi UFJ Financial Group, Inc.	1,915	10,045
Mitsubishi UFJ Lease & Finance Co. Ltd.	69	442
Mitsui & Co. Ltd.	259	4,685
Mitsui Chemicals, Inc.	29	657
Mitsui Fudosan Co. Ltd.	144	3,868
Mitsui Mining & Smelting Co. Ltd.	9	219
Mitsui OSK Lines Ltd.	17	422
Miura Co. Ltd.	16	568
Mizuho Financial Group, Inc.	3,899	5,846
Mochida Pharmaceutical Co. Ltd.	4	152
MonotaRO Co. Ltd.	18	444
Morinaga & Co. Ltd.	6	292
Morinaga Milk Industry Co. Ltd.	6	232
MS&AD Insurance Group Holdings, Inc.	77	2,598
Murata Manufacturing Co. Ltd.	88	5,138
Nabtesco Corp.	18	536
Nagase & Co. Ltd.	17	240
Nagoya Railroad Co. Ltd.	29	860
Nankai Electric Railway Co. Ltd.	17	445
NEC Corp.	40	1,816
NET One Systems Co. Ltd.	13	219
Nexon Co. Ltd.(b)	64	877
NGK Insulators Ltd.	42	720
NGK Spark Plug Co. Ltd.	30	539
NH Foods Ltd.	16	712
NHK Spring Co. Ltd.	26	213
Nichirei Corp.	17	416
Nidec Corp.	36	4,663
Nifco, Inc.	14	375
Nihon Kohden Corp.	12	357
Nihon M&A Center, Inc.	20	587
Nihon Unisys Ltd.	10	310
Nikon Corp.	55	679
Nintendo Co. Ltd.	17	6,395
Nippo Corp.	8	200
Nippon Electric Glass Co. Ltd.	13	258
Nippon Express Co. Ltd.	11	586
Nippon Kayaku Co. Ltd.	27	323
Nippon Paint Holdings Co. Ltd.	24	1,169
Nippon Paper Industries Co. Ltd.	15	248
Nippon Shinyaku Co. Ltd.	8	722
	Shares	Value
Japan-(continued)
Nippon Shokubai Co. Ltd.	5	$300
Nippon Steel Corp.	127	1,799
Nippon Telegraph & Telephone Corp.	192	4,936
Nippon Television Holdings, Inc.	4	55
Nippon Yusen KK	25	409
Nipro Corp.	19	219
Nishi-Nippon Financial Holdings, Inc.	25	169
Nishi-Nippon Railroad Co. Ltd.	12	282
Nissan Chemical Corp.	21	888
Nissan Motor Co. Ltd.	296	1,637
Nissan Shatai Co. Ltd.	10	97
Nisshin Seifun Group, Inc.	41	710
Nisshinbo Holdings, Inc.	20	177
Nissin Foods Holdings Co. Ltd.	11	838
Nitori Holdings Co. Ltd.	11	1,724
Nitto Denko Corp.	24	1,371
Noevir Holdings Co. Ltd.	2	93
NOF Corp.	11	368
NOK Corp.	18	246
Nomura Holdings, Inc.	455	2,377
Nomura Real Estate Holdings, Inc.	19	474
Nomura Research Institute Ltd.	40	893
NS Solutions Corp.	5	150
NSK Ltd.	72	618
NTN Corp.	67	184
NTT Data Corp.	100	1,435
NTT DOCOMO, Inc.	180	5,160
Obayashi Corp.	107	1,197
OBIC Business Consultants Co. Ltd.	2	78
Obic Co. Ltd.	10	1,385
Odakyu Electric Railway Co. Ltd.	48	1,079
Oji Holdings Corp.	139	726
OKUMA Corp.	5	236
Olympus Corp.	152	2,503
Omron Corp.	29	1,715
Ono Pharmaceutical Co. Ltd.	67	1,570
Open House Co. Ltd.	10	271
Oracle Corp. Japan	5	440
Orient Corp.	90	141
Oriental Land Co. Ltd.	29	3,815
ORIX Corp.	197	3,377
Osaka Gas Co. Ltd.	62	1,062
OSG Corp.	11	190
Otsuka Corp.	16	635
Otsuka Holdings Co. Ltd.	66	2,992
Paltac Corp.	5	240
Pan Pacific International Holdings Corp.	80	1,304
Panasonic Corp.	326	3,315
Park24 Co. Ltd.	17	432
Penta-Ocean Construction Co. Ltd.	44	265
PeptiDream, Inc.(b)	13	628
Persol Holdings Co. Ltd.	27	494
Pigeon Corp.	17	614
Pilot Corp.	4	160
Pola Orbis Holdings, Inc.	12	265
Rakuten, Inc.(b)	127	1,003
Recruit Holdings Co. Ltd.	197	7,823
Relo Group, Inc.	16	436
Renesas Electronics Corp.(b)	110	722
Rengo Co. Ltd.	33	236
Resona Holdings, Inc.	347	1,460
Resorttrust, Inc.	10	159

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Ricoh Co. Ltd.	108	$1,255
Rinnai Corp.	6	436
Rohm Co. Ltd.	14	1,040
Rohto Pharmaceutical Co. Ltd.	15	425
Ryohin Keikaku Co. Ltd.	36	612
Sankyo Co. Ltd.(a)	8	272
Sankyu, Inc.	8	401
Sanrio Co. Ltd.	9	180
Santen Pharmaceutical Co. Ltd.	57	1,081
Sanwa Holdings Corp.	31	333
Sapporo Holdings Ltd.	10	246
Sawai Pharmaceutical Co. Ltd.	6	395
SBI Holdings, Inc.	36	856
SCREEN Holdings Co. Ltd.	6	325
SCSK Corp.	7	382
Secom Co. Ltd.	30	2,688
Sega Sammy Holdings, Inc.	31	429
Seibu Holdings, Inc.	34	537
Seiko Epson Corp.	44	658
Seino Holdings Co. Ltd.	23	299
Sekisui Chemical Co. Ltd.	57	969
Sekisui House Ltd.(a)	89	1,939
Seven & i Holdings Co. Ltd.	119	4,630
Seven Bank Ltd.	104	315
SG Holdings Co. Ltd.	33	708
Sharp Corp.	23	323
Shiga Bank Ltd. (The)	8	196
Shikoku Electric Power Co., Inc.	24	206
Shimadzu Corp.	41	1,180
Shimamura Co. Ltd.	3	229
Shimano, Inc.	12	1,867
Shimizu Corp.	90	941
Shin-Etsu Chemical Co. Ltd.	62	7,273
Shinsei Bank Ltd.	30	468
Shionogi & Co. Ltd.	43	2,605
Shiseido Co. Ltd.	60	3,923
Shizuoka Bank Ltd. (The)	83	595
SHO-BOND Holdings Co. Ltd.	8	333
Shochiku Co. Ltd.	2	275
Showa Denko K.K.	23	568
SKY Perfect JSAT Holdings, Inc.	19	83
Skylark Holdings Co. Ltd.	30	555
SMC Corp.	9	4,005
Softbank Corp.	247	3,409
SoftBank Group Corp.	249	10,393
Sohgo Security Services Co. Ltd.	10	527
Sojitz Corp.	199	637
Sompo Holdings, Inc.	53	2,021
Sony Corp.	188	13,387
Sony Financial Holdings, Inc.	24	564
Sotetsu Holdings, Inc.	12	325
Square Enix Holdings Co. Ltd.	12	596
Stanley Electric Co. Ltd.	23	606
Subaru Corp.	95	2,419
Sugi Holdings Co. Ltd.	5	253
SUMCO Corp.	34	546
Sumitomo Bakelite Co. Ltd.	5	185
Sumitomo Chemical Co. Ltd.	239	1,041
Sumitomo Corp.	172	2,599
Sumitomo Dainippon Pharma Co. Ltd.	26	456
Sumitomo Electric Industries Ltd.	119	1,625
Sumitomo Forestry Co. Ltd.	21	297
	Shares	Value
Japan-(continued)
Sumitomo Heavy Industries Ltd.	18	$487
Sumitomo Metal Mining Co. Ltd.	38	1,109
Sumitomo Mitsui Financial Group, Inc.	200	7,167
Sumitomo Mitsui Trust Holdings, Inc.	56	2,110
Sumitomo Osaka Cement Co. Ltd.	5	208
Sumitomo Realty & Development Co. Ltd.	62	2,317
Sumitomo Rubber Industries Ltd.	28	314
Sundrug Co. Ltd.	10	344
Suntory Beverage & Food Ltd.	20	857
Suzuken Co. Ltd.	12	469
Suzuki Motor Corp.	66	3,064
Sysmex Corp.	29	2,113
T&D Holdings, Inc.	84	923
Tadano Ltd.	18	156
Taiheiyo Cement Corp.	19	523
Taisei Corp.	31	1,261
Taisho Pharmaceutical Holdings Co. Ltd.	7	505
Taiyo Nippon Sanso Corp.	23	513
Taiyo Yuden Co. Ltd.	18	540
Takara Bio, Inc.	7	133
Takara Holdings, Inc.	28	252
Takashimaya Co. Ltd.	23	250
Takeda Pharmaceutical Co. Ltd.	233	9,087
TDK Corp.	19	2,081
TechnoPro Holdings, Inc.	6	409
Teijin Ltd.	28	510
Terumo Corp.	100	3,676
THK Co. Ltd.	18	468
TIS, Inc.	12	730
Tobu Railway Co. Ltd.	32	1,143
Toda Corp.	37	243
Toho Co. Ltd.	18	672
Toho Gas Co. Ltd.	14	548
Tohoku Electric Power Co., Inc.	75	711
Tokai Carbon Co. Ltd.	31	289
Tokai Rika Co. Ltd.	8	140
Tokio Marine Holdings, Inc.	102	5,632
Tokuyama Corp.	11	288
Tokyo Broadcasting System Holdings, Inc.	6	106
Tokyo Century Corp.	7	366
Tokyo Electric Power Co. Holdings, Inc.(b)	247	991
Tokyo Electron Ltd.	23	5,199
Tokyo Gas Co. Ltd.	66	1,466
Tokyo Tatemono Co. Ltd.	33	542
Tokyu Corp.	78	1,390
Tokyu Fudosan Holdings Corp.	94	673
Topcon Corp.	17	242
Toppan Printing Co. Ltd.	41	831
Toray Industries, Inc.	240	1,606
Toshiba Corp.	67	2,164
Tosoh Corp.	45	653
TOTO Ltd.	23	960
Toyo Seikan Group Holdings Ltd.	25	433
Toyo Suisan Kaisha Ltd.	14	594
Toyo Tire Corp.	16	204
Toyobo Co. Ltd.	14	196
Toyoda Gosei Co. Ltd.	12	279
Toyota Boshoku Corp.	10	148
Toyota Industries Corp.	25	1,384
Toyota Motor Corp.	380	26,828
Toyota Tsusho Corp.	35	1,238
Trend Micro, Inc.	18	957

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
TS Tech Co. Ltd.	8	$227
Tsumura & Co.	10	277
Tsuruha Holdings, Inc.	6	743
TV Asahi Holdings Corp.	3	58
Ube Industries Ltd.	17	350
Ulvac, Inc.	8	297
Unicharm Corp.	61	2,123
Ushio, Inc.	19	284
USS Co. Ltd.	34	627
Wacoal Holdings Corp.	10	272
Welcia Holdings Co. Ltd.	8	445
West Japan Railway Co.	28	2,396
Yakult Honsha Co. Ltd.	19	973
Yamada Denki Co. Ltd.	116	590
Yamaguchi Financial Group, Inc.	36	222
Yamaha Corp.	24	1,253
Yamaha Motor Co. Ltd.	44	837
Yamato Holdings Co. Ltd.	56	917
Yamato Kogyo Co. Ltd.	6	148
Yamazaki Baking Co. Ltd.	20	385
Yaoko Co. Ltd.	3	156
Yaskawa Electric Corp.	40	1,430
Yokogawa Electric Corp.	38	679
Yokohama Rubber Co. Ltd. (The)	17	296
Z Holdings Corp.	399	1,612
Zenkoku Hosho Co. Ltd.	8	348
Zensho Holdings Co. Ltd.	15	321
Zeon Corp.	23	251
ZOZO, Inc.	12	202
		603,211
Jordan-0.02%
Hikma Pharmaceuticals PLC	22	531
Kazakhstan-0.01%
KAZ Minerals PLC	37	214
Luxembourg-0.18%
ArcelorMittal S.A.	95	1,406
Eurofins Scientific SE(a)	2	1,077
L’Occitane International S.A.	72	153
RTL Group S.A.	6	274
SES S.A., FDR	56	689
Tenaris S.A.	74	765
		4,364
Macau-0.21%
Galaxy Entertainment Group Ltd.	335	2,222
Macau Legend Development Ltd.(b)	265	34
MGM China Holdings Ltd.	118	167
Sands China Ltd.	380	1,860
SJM Holdings Ltd.	296	334
Wynn Macau Ltd.	231	487
		5,104
Malaysia-0.00%
Wing Tai Holdings Ltd.	58	85
Mexico-0.01%
Fresnillo PLC(a)	29	253
Netherlands-2.87%
Aalberts N.V.	15	657
ABN AMRO Bank N.V., CVA(c)	64	1,115
Adyen N.V.(b)(c)	4	3,684
Aegon N.V.	277	1,126
	Shares	Value
Netherlands-(continued)
Akzo Nobel N.V.	32	$3,025
argenx SE(b)	6	865
ASML Holding N.V.	62	17,469
ASR Nederland N.V.	22	820
Boskalis Westminster	13	305
Euronext N.V.(c)	9	782
EXOR N.V.	16	1,182
GrandVision N.V.(c)	8	245
Heineken Holding N.V.	16	1,576
Heineken N.V.	36	3,923
ING Groep N.V.	606	6,598
Just Eat Takeaway.com N.V.(b)(c)	6	566
Koninklijke Ahold Delhaize N.V.	158	3,887
Koninklijke DSM N.V.	27	3,300
Koninklijke KPN N.V.	508	1,426
Koninklijke Philips N.V.	139	6,377
Koninklijke Vopak N.V.	10	536
NN Group N.V.	52	1,810
OCI N.V.(b)	15	259
Prosus N.V.(b)	67	4,843
Randstad N.V.	17	979
Signify N.V.(c)	16	534
Wolters Kluwer N.V.	42	3,161
		71,050
New Zealand-0.33%
a2 Milk Co. Ltd.(b)	110	1,068
Air New Zealand Ltd.	80	146
Auckland International Airport Ltd.	147	823
Contact Energy Ltd.	114	549
Fisher & Paykel Healthcare Corp. Ltd.	89	1,342
Fletcher Building Ltd.	130	467
Kiwi Property Group Ltd.	225	228
Mercury NZ Ltd.	108	366
Meridian Energy Ltd.	195	674
Ryman Healthcare Ltd.	65	694
SKYCITY Entertainment Group Ltd.	106	250
Spark New Zealand Ltd.	291	877
Xero Ltd.(b)	14	802
		8,286
Norway-0.59%
Aker ASA, Class A	4	222
Aker BP ASA	16	453
DNB ASA	162	2,844
Equinor ASA	153	2,774
Gjensidige Forsikring ASA	26	567
Leroy Seafood Group ASA	40	260
Mowi ASA	64	1,529
Norsk Hydro ASA	212	667
Orkla ASA	123	1,188
Salmar ASA	8	392
Schibsted ASA, Class A	13	393
Schibsted ASA, Class B	14	398
Telenor ASA	102	1,847
Yara International ASA	28	1,019
		14,553
Poland-0.27%
Bank Polska Kasa Opieki S.A.	24	612
CD Projekt S.A.	10	726
Cyfrowy Polsat S.A.	41	287
Dino Polska S.A.(b)(c)	7	293

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Poland-(continued)
Grupa Lotos S.A.	15	$298
KGHM Polska Miedz S.A.(b)	21	494
mBank S.A.(b)	2	191
PGE Polska Grupa Energetyczna S.A.(b)	111	196
Polski Koncern Naftowy ORLEN S.A.	48	936
Polskie Gornictwo Naftowe i Gazownictwo S.A.	266	247
Powszechna Kasa Oszczednosci Bank Polski S.A.	130	1,147
Powszechny Zaklad Ubezpieczen S.A.	86	892
Santander Bank Polska S.A.	5	369
		6,688
Portugal-0.15%
EDP - Energias de Portugal S.A.	360	1,805
Galp Energia SGPS S.A.	82	1,239
Jeronimo Martins SGPS S.A.	39	672
		3,716
Russia-0.05%
Evraz PLC	85	395
Polymetal International PLC	48	814
		1,209
Singapore-1.20%
Ascendas REIT	377	870
BOC Aviation Ltd.(c)	33	305
CapitaLand Commercial Trust	374	564
CapitaLand Ltd.	399	1,058
CapitaLand Mall Trust	366	676
City Developments Ltd.	74	575
ComfortDelGro Corp. Ltd.	325	517
DBS Group Holdings Ltd.	277	5,149
Frasers Property Ltd.	55	69
Genting Singapore Ltd.	916	577
Jardine Cycle & Carriage Ltd.	16	343
Keppel Corp. Ltd.	227	1,111
Keppel REIT	300	266
Mapletree Commercial Trust	291	501
Mapletree Industrial Trust	201	409
Mapletree Logistics Trust	367	495
Olam International Ltd.	95	125
Oversea-Chinese Banking Corp. Ltd.	519	4,118
SATS Ltd.	100	334
Sembcorp Industries Ltd.	144	224
Sembcorp Marine Ltd.(b)	129	110
SIA Engineering Co. Ltd.	37	71
Singapore Airlines Ltd.	81	507
Singapore Exchange Ltd.	130	829
Singapore Post Ltd.	240	157
Singapore Press Holdings Ltd.	253	374
Singapore Technologies Engineering Ltd.	242	729
Singapore Telecommunications Ltd.	1,142	2,761
StarHub Ltd.	91	96
Suntec REIT	299	403
United Overseas Bank Ltd.	196	3,685
UOL Group Ltd.	75	438
Venture Corp. Ltd.	40	479
Wilmar International Ltd.	308	882
		29,807
South Africa-0.23%
Anglo American PLC	192	5,026
Investec PLC	101	558
		5,584
	Shares	Value
South Korea-4.28%
Amorepacific Corp.	5	$789
Amorepacific Corp., Preference Shares(b)	2	140
Amorepacific Group	4	242
BGF Co. Ltd.	1	4
BGF retail Co. Ltd.	1	138
BNK Financial Group, Inc.	46	260
Celltrion Healthcare Co. Ltd.(b)	8	384
Celltrion, Inc.(b)	15	2,077
Cheil Worldwide, Inc.	11	195
CJ CheilJedang Corp.	1	199
CJ Corp.	2	139
CJ ENM Co. Ltd.	1	116
CJ Logistics Corp.(b)	1	122
Daelim Industrial Co. Ltd.	4	272
Daewoo Engineering & Construction Co. Ltd.(b)	28	102
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	7	145
DB Insurance Co. Ltd.	7	250
DGB Financial Group, Inc.	24	131
Dongsuh Cos., Inc.	5	68
Doosan Bobcat, Inc.	4	103
Doosan Fuel Cell Co. Ltd.(b)	3	19
Doosan Heavy Industries & Construction Co. Ltd.(b)	10	46
Doosan Infracore Co. Ltd.(b)	21	87
Doosan Solus Co. Ltd.(b)	1	22
E-MART, Inc.	3	279
Fila Holdings Corp.	8	297
GS Engineering & Construction Corp.	9	211
GS Holdings Corp.	8	307
GS Retail Co. Ltd.	4	133
Hana Financial Group, Inc.	46	1,281
Hankook Tire & Technology Co. Ltd.	12	289
Hanmi Pharm Co. Ltd.	1	236
Hanmi Science Co. Ltd.	2	54
Hanon Systems	25	220
Hanssem Co. Ltd.	2	120
Hanwha Aerospace Co. Ltd.(b)	6	164
Hanwha Corp.	8	146
Hanwha Corp., Preference Shares	3	32
Hanwha Life Insurance Co. Ltd.	38	65
Hanwha Solutions Corp.	13	184
HDC Holdings Co. Ltd.	3	25
HDC Hyundai Development Co.-Engineering & Construction, Class E	5	88
HDC Hyundai Development Co.-Engineering & Construction, Rts., expiring 03/06/2020(b)	2	5
Helixmith Co. Ltd.(b)	3	194
Hite Jinro Co. Ltd.	5	126
HLB, Inc.(b)	5	389
Hotel Shilla Co. Ltd.	5	367
Hyundai Construction Equipment Co. Ltd.	2	45
Hyundai Department Store Co. Ltd.	2	131
Hyundai Engineering & Construction Co. Ltd.	11	353
Hyundai Glovis Co. Ltd.	3	370
Hyundai Heavy Industries Holdings Co. Ltd.	2	459
Hyundai Marine & Fire Insurance Co. Ltd.	10	185
Hyundai Mipo Dockyard Co. Ltd.	3	104
Hyundai Mobis Co. Ltd.	10	1,926
Hyundai Motor Co.	22	2,307
Hyundai Motor Co., First Pfd.	3	184
Hyundai Motor Co., Second Pfd.	6	404
Hyundai Steel Co.	12	285
Hyundai Wia Corp.	2	72

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
Industrial Bank of Korea	42	$379
Kakao Corp.	8	1,067
Kangwon Land, Inc.	17	393
KB Financial Group, Inc.	60	2,213
KEPCO Plant Service & Engineering Co. Ltd.	3	95
Kia Motors Corp.	41	1,407
Korea Aerospace Industries Ltd.	10	253
Korea Electric Power Corp.	40	851
Korea Gas Corp.	4	109
Korea Investment Holdings Co. Ltd.	6	335
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	7	670
Korea Zinc Co. Ltd.	1	319
Korean Air Lines Co. Ltd.	8	159
KT&G Corp.	17	1,356
Kumho Petrochemical Co. Ltd.	3	165
LG Chem Ltd.	7	1,982
LG Chem Ltd., Preference Shares	1	151
LG Corp.	14	826
LG Display Co. Ltd.	35	452
LG Electronics, Inc.	17	940
LG Electronics, Inc., Preference Shares	3	66
LG Household & Health Care Ltd.	1	1,055
LG Household & Health Care Ltd., Preference Shares	1	639
LG Uplus Corp.	31	345
Lotte Chemical Corp.	2	318
Lotte Chilsung Beverage Co. Ltd.	1	104
Lotte Corp.	4	118
LOTTE Fine Chemical Co. Ltd.	3	98
Lotte Shopping Co. Ltd.	2	194
LS Corp.	3	100
Mando Corp.	5	141
Medy-Tox, Inc.	1	273
Mirae Asset Daewoo Co. Ltd.	58	335
Mirae Asset Daewoo Co. Ltd., Second Pfd.	22	70
NAVER Corp.	21	3,163
NCSoft Corp.	3	1,601
Netmarble Corp.(b)(c)	3	226
NH Investment & Securities Co. Ltd.	20	185
NHN Corp.(b)	1	63
NongShim Co. Ltd.	1	194
OCI Co. Ltd.	3	140
Orion Corp.	3	258
Paradise Co. Ltd.	7	100
POSCO	10	1,854
POSCO Chemical Co. Ltd.	3	144
Posco International Corp.	8	113
S-1 Corp.	3	229
Samsung Biologics Co. Ltd.(b)(c)	2	813
Samsung C&T Corp.	13	1,183
Samsung Card Co. Ltd.	5	159
Samsung Electro-Mechanics Co. Ltd.	9	944
Samsung Electronics Co. Ltd.	727	34,403
Samsung Electronics Co. Ltd., Preference Shares	126	5,022
Samsung Engineering Co. Ltd.(b)	25	362
Samsung Fire & Marine Insurance Co. Ltd.	5	885
Samsung Heavy Industries Co. Ltd.(b)	62	346
Samsung Life Insurance Co. Ltd.	10	583
Samsung SDI Co. Ltd.	8	1,853
Samsung SDS Co. Ltd.	5	814
Samsung Securities Co. Ltd.	10	296
Shinhan Financial Group Co. Ltd.	70	2,299
Shinsegae, Inc.	1	224
	Shares	Value
South Korea-(continued)
SillaJen, Inc.(b)	8	$87
SK Holdings Co. Ltd.	5	988
SK Hynix, Inc.	80	6,276
SK Innovation Co. Ltd.	9	982
SK Networks Co. Ltd.	24	100
SK Telecom Co. Ltd.	4	770
SKC Co. Ltd.	3	131
S-Oil Corp.	6	384
Ssangyong Cement Industrial Co. Ltd.	16	67
Woongjin Coway Co. Ltd.	9	663
Woori Financial Group, Inc.	86	732
Yuhan Corp.	1	183
		105,884
Spain-2.62%
Acciona S.A.	3	340
ACS Actividades de Construccion y Servicios S.A.	37	1,231
Aena SME S.A.(c)	11	2,038
Amadeus IT Group S.A.	62	4,866
Banco Bilbao Vizcaya Argentaria S.A.	1,031	5,334
Banco de Sabadell S.A.	902	814
Banco Santander S.A.	2,514	9,901
Bankia S.A.	185	337
Bankinter S.A.	109	707
CaixaBank S.A.	550	1,609
Cellnex Telecom S.A.(c)	42	2,091
Corp Financiera Alba S.A.	3	152
EDP Renovaveis S.A.	24	319
Enagas S.A.	36	970
Endesa S.A.	50	1,373
Ferrovial S.A.	74	2,350
Fomento de Construcciones y Contratas S.A.	11	137
Grifols S.A.	52	1,746
Iberdrola S.A.	922	10,085
Industria de Diseno Textil S.A.	162	5,452
Inmobiliaria Colonial SOCIMI S.A.	47	630
Mapfre S.A.	157	402
Merlin Properties SOCIMI S.A.	53	752
Naturgy Energy Group S.A.	47	1,240
Red Electrica Corp. S.A.	68	1,359
Repsol S.A.	212	2,928
Siemens Gamesa Renewable Energy S.A.	36	575
Telefonica S.A.	708	4,793
Zardoya Otis S.A.	28	211
		64,742
Sweden-2.53%
Alfa Laval AB	50	1,250
Assa Abloy AB, Class B	140	3,331
Atlas Copco AB, Class A	96	3,406
Atlas Copco AB, Class B	58	1,805
Boliden AB(b)	43	1,023
Castellum AB	42	1,031
Electrolux AB, Series B	35	830
Elekta AB, Class B(a)	56	641
Epiroc AB, Class A	100	1,159
Epiroc AB, Class B	60	679
Essity AB, Class B	94	2,984
Fastighets AB Balder, Class B(b)	15	712
Hennes & Mauritz AB, Class B	134	2,942
Hexagon AB, Class B	40	2,180
Husqvarna AB, Class B	59	445
ICA Gruppen AB(a)	12	528

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Sweden-(continued)
Industrivarden AB, Class A	33	$798
Industrivarden AB, Class C	27	637
Investment AB Latour, Class B(a)	19	317
Investor AB, Class A	21	1,146
Investor AB, Class B	70	3,836
Kinnevik AB, Class B	37	894
L E Lundbergforetagen AB, Class B	12	521
Lundin Petroleum AB	28	853
Nibe Industrier AB, Class B	46	797
Saab AB, Class B	14	455
Sandvik AB	165	3,015
Securitas AB, Class B	51	803
Skandinaviska Enskilda Banken AB, Class A	227	2,243
Skandinaviska Enskilda Banken AB, Class C	3	32
Skanska AB, Class B	56	1,296
SKF AB, Class B	60	1,100
Svenska Cellulosa AB S.C.A., Class A	2	21
Svenska Cellulosa AB S.C.A., Class B	94	941
Svenska Handelsbanken AB, Class A	224	2,200
Svenska Handelsbanken AB, Class B	9	94
Swedbank AB, Class A	153	2,353
Swedish Match AB	27	1,528
Swedish Orphan Biovitrum AB(b)	25	447
Tele2 AB, Class B	82	1,237
Telefonaktiebolaget LM Ericsson, Class A	6	50
Telefonaktiebolaget LM Ericsson, Class B	458	3,600
Telia Co. AB	417	1,785
Trelleborg AB, Class B	39	641
Volvo AB, Class B	230	3,944
		62,530
Switzerland-9.15%
ABB Ltd.	276	6,442
Adecco Group AG	24	1,411
Alcon, Inc.(b)	71	4,192
Baloise Holding AG	7	1,265
Banque Cantonale Vaudoise	1	837
Cie Financiere Richemont S.A.	79	5,786
Clariant AG	33	743
Coca-Cola HBC AG(b)	31	1,138
Credit Suisse Group AG(b)	391	4,952
DKSH Holding AG	6	310
Dufry AG(b)	4	347
EMS-Chemie Holding AG	1	655
Flughafen Zurich AG	3	522
Geberit AG	6	3,168
Georg Fischer AG	1	983
Givaudan S.A.	2	6,594
Glencore PLC	1,690	4,957
Helvetia Holding AG	5	720
Julius Baer Group Ltd.	34	1,703
Kuehne + Nagel International AG	8	1,294
LafargeHolcim Ltd.(b)	78	3,971
Logitech International S.A.	23	1,034
Lonza Group AG(b)	11	4,519
Nestle S.A.	447	49,306
Novartis AG	326	30,817
OC Oerlikon Corp. AG	30	320
Pargesa Holding S.A., BR	6	481
Partners Group Holding AG	3	2,752
PSP Swiss Property AG	6	907
Roche Holding AG	107	35,979
Roche Holding AG, BR	4	1,327
	Shares	Value
Switzerland-(continued)
Schindler Holding AG	3	$746
Schindler Holding AG, PC	6	1,552
SGS S.A.	1	2,894
Sika AG	21	3,778
Sonova Holding AG	8	2,006
STMicroelectronics N.V.	99	2,775
Straumann Holding AG	2	1,908
Sulzer AG	3	332
Swatch Group AG (The)	7	341
Swatch Group AG (The), BR	4	1,007
Swiss Life Holding AG	5	2,516
Swiss Prime Site AG(b)	12	1,466
Swiss Re AG	43	4,860
Swisscom AG	4	2,196
Temenos AG(b)	9	1,455
UBS Group AG	526	6,545
Vifor Pharma AG	7	1,292
Zurich Insurance Group AG	22	9,140
		226,241
Taiwan-0.00%
FIT Hon Teng Ltd.(c)	160	50
United Arab Emirates-0.01%
NMC Health PLC	13	221
United Kingdom-14.60%
3i Group PLC	146	2,126
Admiral Group PLC	32	953
Ashmore Group PLC(a)	61	437
Ashtead Group PLC	71	2,298
Associated British Foods PLC	55	1,904
AstraZeneca PLC	203	19,866
Auto Trader Group PLC(c)	139	1,030
AVEVA Group PLC	10	648
Aviva PLC	610	3,204
B&M European Value Retail S.A.	130	623
Babcock International Group PLC	40	310
BAE Systems PLC	490	4,078
Barclays PLC	2,640	5,847
Barratt Developments PLC	159	1,683
Bellway PLC	20	1,051
Berkeley Group Holdings PLC	18	1,243
BP PLC	3,061	18,428
British American Tobacco PLC	352	15,579
British Land Co. PLC (The)	150	1,097
BT Group PLC	1,341	2,845
Bunzl PLC	53	1,373
Burberry Group PLC	64	1,648
Centrica PLC	887	992
Cineworld Group PLC(a)	154	360
CNH Industrial N.V.	152	1,453
Compass Group PLC	243	6,012
ConvaTec Group PLC(c)	208	570
Croda International PLC	19	1,248
DCC PLC	15	1,213
Derwent London PLC	16	867
Diageo PLC	353	14,006
Direct Line Insurance Group PLC	218	971
DS Smith PLC	196	880
easyJet PLC	30	551
Experian PLC	141	4,901
Fiat Chrysler Automobiles N.V.	173	2,249
G4S PLC	246	634

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-(continued)
GlaxoSmithKline PLC	754	$17,732
GVC Holdings PLC	88	1,018
Halma PLC	60	1,667
Hargreaves Lansdown PLC(a)	42	955
Hiscox Ltd.	43	744
Howden Joinery Group PLC	95	862
HSBC Holdings PLC	3,137	22,818
IMI PLC	43	626
Imperial Brands PLC	146	3,754
Inchcape PLC	66	572
Informa PLC	192	1,961
InterContinental Hotels Group PLC	28	1,729
International Consolidated Airlines Group S.A.	63	473
Intertek Group PLC	25	1,898
ITV PLC	591	1,055
J Sainsbury PLC	256	683
JD Sports Fashion PLC	56	607
John Wood Group PLC	104	516
Johnson Matthey PLC	30	1,030
Just Eat PLC(b)	91	1,033
Kingfisher PLC	324	871
Land Securities Group PLC	113	1,397
Legal & General Group PLC	908	3,657
Lloyds Banking Group PLC	10,616	7,947
London Stock Exchange Group PLC	48	4,958
M&G PLC(b)	403	1,276
Marks & Spencer Group PLC	304	705
Meggitt PLC	123	1,095
Melrose Industries PLC	739	2,272
Micro Focus International PLC	53	716
Mondi PLC	76	1,549
National Grid PLC	535	7,093
Next PLC	20	1,817
Ocado Group PLC(b)	68	1,097
Pearson PLC	121	907
Pennon Group PLC	66	964
Persimmon PLC	49	1,972
Phoenix Group Holdings PLC	81	809
Prudential PLC	403	7,182
Quilter PLC(c)	286	642
Reckitt Benckiser Group PLC	97	8,031
RELX PLC	293	7,775
Renishaw PLC	5	262
Rentokil Initial PLC	292	1,798
Rightmove PLC	137	1,188
Rolls-Royce Holdings PLC	261	2,305
Royal Bank of Scotland Group PLC (The)	709	2,040
Royal Dutch Shell PLC, Class A	648	17,036
Royal Dutch Shell PLC, Class B	579	15,265
RSA Insurance Group PLC	162	1,175
Sage Group PLC (The)	172	1,674
Schroders PLC	18	762
Segro PLC	168	2,017
Severn Trent PLC	37	1,258
Smith & Nephew PLC	135	3,250
Smiths Group PLC	63	1,403
Spirax-Sarco Engineering PLC	11	1,293
SSE PLC	159	3,162
St James’s Place PLC	83	1,252
	Shares	Value
United Kingdom-(continued)
Standard Chartered PLC	404	$3,360
Standard Life Aberdeen PLC	364	1,447
Subsea 7 S.A.	40	430
Tate & Lyle PLC	74	773
Taylor Wimpey PLC	515	1,460
TechnipFMC PLC	73	1,175
Tesco PLC	1,505	4,898
Travis Perkins PLC	40	818
Unilever N.V.	223	13,024
Unilever PLC	167	9,980
United Utilities Group PLC	108	1,443
Virgin Money UK PLC(b)	188	407
Vodafone Group PLC	4,123	8,114
Weir Group PLC (The)	40	711
Whitbread PLC	21	1,237
WM Morrison Supermarkets PLC(a)	342	820
WPP PLC	188	2,342
		361,222
United States-0.41%
Amcor PLC, CDI	248	2,638
Carnival PLC	24	986
Ferguson PLC	36	3,228
James Hardie Industries PLC, CDI	70	1,490
QIAGEN N.V.(b)	35	1,170
Samsonite International S.A.(c)	203	388
Sims Ltd.(a)	26	187
		10,087
Total Common Stocks & Other Equity Interests (Cost $2,480,323)		2,471,172
Money Market Funds-0.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $6,681)	6,681	6,681
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $2,487,004)		2,477,853
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.95%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	17,739	17,739
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	5,679	5,681
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,420)		23,420
TOTAL INVESTMENTS IN SECURITIES-101.12% (Cost $2,510,424)		2,501,273
OTHER ASSETS LESS LIABILITIES-(1.12)%		(27,793)
NET ASSETS-100.00%		$2,473,480

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2020.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $31,194, which represented 1.26% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-93.73%
Bahrain-0.10%
Ahli United Bank BSC	2,122	$2,369
Brazil-8.68%
Alpargatas S.A., Preference Shares(a)	96	805
Ambev S.A.	1,993	8,325
Atacadao S.A.	123	650
Azul S.A., Preference Shares(a)	87	1,207
B2W Cia Digital(a)	88	1,466
B3 S.A. - Brasil, Bolsa, Balcao	909	10,253
Banco Bradesco S.A.	483	3,543
Banco Bradesco S.A., Preference Shares	1,841	14,170
Banco BTG Pactual S.A.	108	1,896
Banco do Brasil S.A.	390	4,430
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	94	442
Banco Santander Brasil S.A.	171	1,684
BB Seguridade Participacoes S.A.	316	2,572
BR Malls Participacoes S.A.	353	1,520
Bradespar S.A., Preference Shares	96	831
Braskem S.A., Class A, Preference Shares	99	731
BRF S.A.(a)	265	1,895
CCR S.A.	486	2,074
Centrais Eletricas Brasileiras S.A.	215	1,973
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	104	995
Cia Brasileira de Distribuicao, Preference Shares	76	1,513
Cia de Saneamento Basico do Estado de Sao Paulo	162	2,313
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	87	452
Cia Energetica de Minas Gerais	40	156
Cia Energetica de Minas Gerais, Preference Shares	448	1,567
Cia Energetica de Sao Paulo, Class B, Preference Shares	85	633
Cia Paranaense de Energia	12	220
Cia Paranaense de Energia, Class B, Preference Shares	46	790
Cia Siderurgica Nacional S.A.	289	872
Cielo S.A.	507	839
Cogna Educacao	629	1,710
Cosan S.A.	78	1,455
CPFL Energia S.A.	87	779
CVC Brasil Operadora e Agencia de Viagens S.A.	61	521
EDP - Energias do Brasil S.A.	151	790
Embraer S.A.	347	1,473
Energisa S.A.	83	1,072
ENGIE Brasil Energia S.A.	76	926
Equatorial Energia S.A.	410	2,287
Fleury S.A.	78	566
Gerdau S.A., Preference Shares	446	2,093
Grendene S.A.	144	387
Hapvida Participacoes e Investimentos S.A.(b)	69	970
Hypera S.A.	189	1,573
IRB Brasil Resseguros S.A.	365	3,829
Itau Unibanco Holding S.A., Preference Shares	2,165	16,628
Itausa - Investimentos Itau S.A., Preference Shares	1,979	5,956
Klabin S.A.	330	1,602
Localiza Rent a Car S.A.	274	3,439
Lojas Americanas S.A.	102	555
Lojas Americanas S.A., Preference Shares	354	2,282
Lojas Renner S.A.	352	4,732
M Dias Branco S.A.	36	346
Magazine Luiza S.A.	291	3,800
Multiplan Empreendimentos Imobiliarios S.A.	107	868
Natura & Co. Holding S.A.	274	3,051
Neoenergia S.A.	100	602
	Shares	Value
Brazil-(continued)
Notre Dame Intermedica Participacoes S.A.	206	$3,385
Odontoprev S.A.	123	508
Petrobras Distribuidora S.A.	325	2,190
Petroleo Brasileiro S.A.	1,353	9,609
Petroleo Brasileiro S.A., Preference Shares	2,158	14,367
Porto Seguro S.A.	50	774
Raia Drogasil S.A.	105	3,052
Rumo S.A.(a)	516	2,801
Sao Martinho S.A.	83	487
Sul America S.A.	101	1,489
Suzano S.A.	378	3,509
Telefonica Brasil S.A., Preference Shares	195	2,710
TIM Participacoes S.A.	374	1,466
Transmissora Alianca de Energia Eletrica S.A.	110	797
Ultrapar Participacoes S.A.	376	2,223
Usinas Siderurgicas de Minas Gerais S.A., Class A, Preference Shares	220	496
Vale S.A.	1,573	18,505
Via Varejo S.A.(a)	204	668
WEG S.A.	327	3,016
YDUQS Part, Class A	120	1,480
		208,641
Chile-0.88%
AES Gener S.A.	1,563	291
Aguas Andinas S.A., Class A	1,441	540
Banco de Chile	21,184	2,085
Banco de Credito e Inversiones S.A.	19	793
Banco Santander Chile	28,512	1,410
Cencosud S.A.	652	806
Cencosud Shopping S.A.(a)	217	444
Cia Cervecerias Unidas S.A.	68	600
Colbun S.A.	3,671	534
Embotelladora Andina S.A., Class B, Preference Shares	100	261
Empresa Nacional de Telecomunicaciones S.A.(a)	63	413
Empresas CMPC S.A.	529	1,212
Empresas COPEC S.A.	220	1,962
Enel Americas S.A.	16,751	3,299
Enel Chile S.A.	12,374	1,173
Engie Energia Chile S.A.	261	365
Itau CorpBanca	87,586	426
Latam Airlines Group S.A.	145	1,204
Parque Arauco S.A.	261	596
Plaza S.A.	123	221
SACI Falabella	341	1,337
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	44	1,225
		21,197
China-36.88%
3SBio, Inc.(a)(b)(c)	643	822
51job, Inc., ADR(a)	12	866
58.com, Inc., ADR(a)	47	2,614
Agile Group Holdings Ltd.	685	904
Agricultural Bank of China Ltd., A Shares	2,700	1,346
Agricultural Bank of China Ltd., H Shares	15,157	5,846
Aier Eye Hospital Group Co. Ltd., A Shares	100	553
Air China Ltd., H Shares	895	728
Alibaba Group Holding Ltd., ADR(a)	800	165,272
Alibaba Health Information Technology Ltd.(a)	1,851	2,600
Aluminum Corp. of China Ltd., H Shares(a)	2,138	624
Angang Steel Co. Ltd., H Shares	741	249
Anhui Conch Cement Co. Ltd., A Shares	100	651
Anhui Conch Cement Co. Ltd., H Shares	596	3,797
Anhui Expressway Co. Ltd., H Shares	287	161

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Anhui Gujing Distillery Co. Ltd., B Shares	68	$654
ANTA Sports Products Ltd.	585	5,055
Autohome, Inc., ADR(a)	28	2,141
AviChina Industry & Technology Co. Ltd., H Shares	1,285	535
BAIC Motor Corp. Ltd., H Shares(b)	1,120	552
Baidu, Inc., ADR(a)	131	16,186
Bank of Beijing Co. Ltd., A Shares	400	305
Bank of China Ltd., A Shares	1,500	770
Bank of China Ltd., H Shares	35,972	13,912
Bank of Communications Co. Ltd., A Shares	800	619
Bank of Communications Co. Ltd., H Shares	3,588	2,288
Bank of Ningbo Co. Ltd., A Shares	100	372
Bank of Shanghai Co. Ltd., A Shares	500	631
Baoshan Iron & Steel Co. Ltd., A Shares	300	226
BBMG Corp., H Shares	1,035	277
BeiGene Ltd., ADR(a)	16	2,438
Beijing Capital International Airport Co. Ltd., H Shares	916	737
Beijing Enterprises Holdings Ltd.	270	1,180
Beijing Enterprises Water Group Ltd.(a)	2,611	1,166
Beijing Jingneng Clean Energy Co. Ltd., H Shares	850	135
Beijing North Star Co. Ltd., H Shares	403	115
Bengang Steel Plates Co. Ltd., B Shares	200	49
Bilibili, Inc., ADR(a)	25	539
BOE Technology Group Co. Ltd., A Shares	600	406
BOE Technology Group Co. Ltd., B Shares	530	206
Bosideng International Holdings Ltd.(c)	1,015	333
Brilliance China Automotive Holdings Ltd.	1,449	1,285
BYD Co. Ltd., H Shares(c)	344	1,799
BYD Electronic International Co. Ltd.	405	773
CAR, Inc.(a)	381	253
Central China Securities Co. Ltd., H Shares(b)	683	131
CGN Power Co. Ltd., H Shares(b)	5,628	1,384
China Agri-Industries Holdings Ltd.	1,220	654
China Aoyuan Group Ltd.	475	635
China Biologic Products Holdings, Inc.(a)	12	1,391
China BlueChemical Ltd., H Shares	1,070	228
China Cinda Asset Management Co. Ltd., H Shares	4,997	999
China CITIC Bank Corp. Ltd., H Shares	4,575	2,382
China Coal Energy Co. Ltd., H Shares	967	329
China Communications Construction Co. Ltd., H Shares	2,207	1,553
China Communications Services Corp. Ltd., H Shares	1,111	744
China Conch Venture Holdings Ltd.	820	3,633
China Construction Bank Corp., H Shares	42,903	32,553
China East Education Holdings Ltd.(a)(b)	500	923
China Eastern Airlines Corp. Ltd., H Shares(a)	823	376
China Everbright Bank Co. Ltd., A Shares	800	443
China Everbright Bank Co. Ltd., H Shares	1,681	674
China Everbright International Ltd.	1,938	1,373
China Everbright Ltd.	438	666
China Evergrande Group(c)	1,057	2,327
China Foods Ltd.	413	156
China Fortune Land Development Co. Ltd., A Shares	100	370
China Galaxy Securities Co. Ltd., H Shares	1,830	907
China Gas Holdings Ltd.	946	3,721
China Hongqiao Group Ltd.	1,324	649
China Huarong Asset Management Co. Ltd., H Shares(b)	5,818	763
China International Capital Corp. Ltd., H Shares(b)(c)	582	1,007
China International Marine Containers Group Co. Ltd., H Shares	302	264
China International Travel Service Corp. Ltd., A Shares	100	1,150
China Jinmao Holdings Group Ltd.	2,929	1,961
	Shares	Value
China-(continued)
China Life Insurance Co. Ltd., A Shares	100	$449
China Life Insurance Co. Ltd., H Shares	3,515	8,424
China Literature Ltd.(a)(b)	101	420
China Longyuan Power Group Corp. Ltd., H Shares	1,665	984
China Machinery Engineering Corp., H Shares	552	206
China Medical System Holdings Ltd.	672	896
China Merchants Bank Co. Ltd., A Shares	400	2,023
China Merchants Bank Co. Ltd., H Shares	1,788	8,625
China Merchants Port Holdings Co. Ltd.	634	974
China Merchants Securities Co. Ltd., A Shares	100	266
China Merchants Securities Co. Ltd., H Shares(b)	479	546
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	200	503
China Minsheng Banking Corp. Ltd., A Shares	700	601
China Minsheng Banking Corp. Ltd., H Shares	3,199	2,232
China Mobile Ltd.	2,448	20,046
China Molybdenum Co. Ltd., H Shares	2,133	782
China National Accord Medicines Corp. Ltd., B Shares	31	114
China National Building Material Co. Ltd., H Shares	1,942	1,851
China National Nuclear Power Co. Ltd., A Shares	300	205
China Oilfield Services Ltd., H Shares	951	1,382
China Overseas Land & Investment Ltd.	1,891	6,090
China Pacific Insurance (Group) Co. Ltd., A Shares	200	983
China Pacific Insurance (Group) Co. Ltd., H Shares	1,270	4,226
China Petroleum & Chemical Corp., A Shares	700	490
China Petroleum & Chemical Corp., H Shares	12,051	6,360
China Power International Development Ltd.	2,059	399
China Railway Construction Corp. Ltd., A Shares	200	260
China Railway Construction Corp. Ltd., H Shares	991	962
China Railway Group Ltd., H Shares	2,009	1,096
China Railway Signal & Communication Corp. Ltd., H Shares(b)	823	396
China Reinsurance Group Corp., H Shares	3,507	498
China Resources Beer Holdings Co. Ltd.	791	3,667
China Resources Cement Holdings Ltd.	1,150	1,288
China Resources Gas Group Ltd.	395	2,078
China Resources Land Ltd.	1,318	5,487
China Resources Pharmaceutical Group Ltd.(b)	819	685
China Resources Power Holdings Co. Ltd.	965	1,294
China Shenhua Energy Co. Ltd., A Shares	200	482
China Shenhua Energy Co. Ltd., H Shares	1,658	2,914
China Shipbuilding Industry Co. Ltd., A Shares	400	285
China South City Holdings Ltd.	1,400	156
China Southern Airlines Co. Ltd., H Shares	881	484
China State Construction Engineering Corp. Ltd., A Shares	800	601
China State Construction International Holdings Ltd.	931	737
China Taiping Insurance Holdings Co. Ltd.	726	1,509
China Telecom Corp. Ltd., H Shares	6,751	2,622
China Tower Corp. Ltd., H Shares(b)	23,054	4,797
China Traditional Chinese Medicine Holdings Co. Ltd.	1,225	570
China Unicom Hong Kong Ltd.	2,979	2,484
China United Network Communications Ltd., A Shares	500	394
China Vanke Co. Ltd., A Shares	200	796
China Vanke Co. Ltd., H Shares	790	2,777
China Yangtze Power Co. Ltd., A Shares	300	738
China Zhongwang Holdings Ltd.	604	199
Chongqing Changan Automobile Co. Ltd., B Shares	400	221
Chongqing Rural Commercial Bank Co. Ltd., H Shares	1,330	608
CIFI Holdings Group Co. Ltd.	1,761	1,208
CIMC Enric Holdings Ltd.	335	170
CITIC Ltd.	2,388	2,682
CITIC Securities Co. Ltd., A Shares	200	662

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
CITIC Securities Co. Ltd., H Shares	1,145	$2,203
CNOOC Ltd.	7,500	11,364
COSCO SHIPPING Development Co. Ltd., H Shares	2,169	231
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	577	250
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	1,313	466
COSCO SHIPPING Ports Ltd.	918	648
Country Garden Holdings Co. Ltd.(c)	3,625	4,592
Country Garden Services Holdings Co. Ltd.	625	2,022
CRRC Corp. Ltd., A Shares	500	476
CRRC Corp. Ltd., H Shares	2,058	1,349
CSC Financial Co. Ltd., H Shares(b)	390	305
CSG Holding Co. Ltd., B Shares	632	190
CSPC Pharmaceutical Group Ltd.	2,074	4,586
CSSC Offshore and Marine Engineering Group Co. Ltd., H Shares(a)	144	94
Dali Foods Group Co. Ltd.(b)	1,079	755
Daqin Railway Co. Ltd., A Shares	300	329
Datang International Power Generation Co. Ltd., H Shares	1,647	286
Dazhong Transportation Group Co. Ltd., B Shares	400	164
Dongfang Electric Corp. Ltd., H Shares	197	102
Dongfeng Motor Group Co. Ltd., H Shares	1,500	1,123
East Money Information Co. Ltd., A Shares	300	622
ENN Energy Holdings Ltd.	387	4,506
Everbright Securities Co. Ltd., H Shares(b)	134	91
Far East Horizon Ltd.	1,039	918
Focus Media Information Technology Co. Ltd., A Shares	300	245
Foshan Haitian Flavouring & Food Co. Ltd.	100	1,516
Fosun International Ltd.	1,211	1,604
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	243	692
GCL-Poly Energy Holdings Ltd.(a)(c)	6,506	246
GDS Holdings Ltd., ADR(a)(c)	28	1,448
Geely Automobile Holdings Ltd.	2,471	3,941
Genscript Biotech Corp.(a)	440	1,014
GF Securities Co. Ltd., A Shares	100	206
GF Securities Co. Ltd., H Shares	811	886
GOME Retail Holdings Ltd.(a)(c)	5,777	532
Great Wall Motor Co. Ltd., H Shares	1,628	1,079
Gree Electric Appliances, Inc. of Zhuhai, A Shares	100	872
Greentown China Holdings Ltd.	441	524
GSX Techedu, Inc., ADR(a)(c)	19	621
Guangdong Electric Power Development Co. Ltd., B Shares	400	123
Guangdong Investment Ltd.	1,479	2,992
Guangshen Railway Co. Ltd., H Shares	832	231
Guangzhou Automobile Group Co. Ltd., H Shares	1,583	1,590
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	106	340
Guangzhou R&F Properties Co. Ltd., H Shares	502	754
Guotai Junan Securities Co. Ltd., A Shares	200	489
Guotai Junan Securities Co. Ltd., H Shares(b)	341	541
Haidilao International Holding Ltd.(b)(c)	182	697
Haier Smart Home Co. Ltd., A Shares	100	253
Haitian International Holdings Ltd.	302	648
Haitong Securities Co. Ltd., A Shares	300	604
Haitong Securities Co. Ltd., H Shares	1,742	1,685
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares	200	997
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	313	1,118
Health & Happiness H&H International Holdings Ltd.	68	284
Henan Shuanghui Investment & Development Co. Ltd., A Shares	100	417
Hengan International Group Co. Ltd.	362	2,632
HengTen Networks Group Ltd.(a)	10,886	143
	Shares	Value
China-(continued)
Hopson Development Holdings Ltd.	361	$330
Huadian Fuxin Energy Corp. Ltd., H Shares	1,493	255
Huadian Power International Corp. Ltd., H Shares	938	309
Huaneng Power International, Inc., H Shares	2,119	1,002
Huatai Securities Co. Ltd., A Shares	200	530
Huatai Securities Co. Ltd., H Shares(b)	902	1,418
Huaxia Bank Co. Ltd., A Shares	300	314
Huaxin Cement Co. Ltd., B Shares	140	231
Huayu Automotive Systems Co. Ltd., A Shares	100	376
Huazhu Group Ltd., ADR	51	1,759
Industrial & Commercial Bank of China Ltd., A Shares	1,500	1,205
Industrial & Commercial Bank of China Ltd., H Shares	35,854	23,865
Industrial Bank Co. Ltd., A Shares	400	1,026
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	200	857
Inner Mongolia Yitai Coal Co. Ltd., B Shares	500	377
Innovent Biologics, Inc.(a)(b)	500	1,915
iQIYI, Inc., ADR(a)(c)	102	2,268
JD.com, Inc., ADR(a)	376	14,171
Jiangsu Expressway Co. Ltd., H Shares	641	793
Jiangsu Hengrui Medicine Co. Ltd., A Shares	100	1,223
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	100	1,486
Jiangxi Bank Co. Ltd., H Shares(b)	567	299
Jiangxi Copper Co. Ltd., H Shares	625	733
Jiayuan International Group Ltd.	585	210
JOYY, Inc., ADR(a)	25	1,513
Kingboard Holdings Ltd.	344	909
Kingdee International Software Group Co. Ltd.	1,038	1,113
Kingsoft Corp. Ltd.(a)	435	1,316
Kunlun Energy Co. Ltd.	1,421	1,100
KWG Group Holdings Ltd.(a)	609	788
Lao Feng Xiang Co. Ltd., B Shares	100	320
Lee & Man Paper Manufacturing Ltd.	769	531
Legend Holdings Corp., H Shares(b)	286	532
Li Ning Co. Ltd.	838	2,457
Lingyi iTech Guangdong Co., A Shares(a)	100	185
Livzon Pharmaceutical Group, Inc., H Shares	96	329
Logan Property Holdings Co. Ltd.	534	808
Longfor Group Holdings Ltd.(b)	826	3,482
LONGi Green Energy Technology Co. Ltd., A Shares	100	417
Luxshare Precision Industry Co. Ltd., A Shares	100	643
Luye Pharma Group Ltd.(b)	800	513
Luzhou Laojiao Co. Ltd.	100	1,161
Maanshan Iron & Steel Co. Ltd., H Shares	761	269
Meitu, Inc.(a)(b)	953	184
Meituan Dianping, B Shares(a)(b)	1,600	20,281
Metallurgical Corp. of China Ltd., H Shares	1,253	244
Momo, Inc., ADR	49	1,499
Muyuan Foodstuff Co. Ltd.	100	1,148
NARI Technology Co. Ltd., A Shares	100	257
NetEase, Inc., ADR	34	10,906
New China Life Insurance Co. Ltd., A Shares	100	659
New China Life Insurance Co. Ltd., H Shares	438	1,636
New Hope Liuhe Co. Ltd., A Shares	100	244
New Oriental Education & Technology Group, Inc., ADR(a)	65	7,901
NIO, Inc., ADR(a)(c)	340	1,285
Orient Securities Co. Ltd., H Shares(b)	476	262
Peoples Insurance Co. Group of China Ltd. (The), H Shares	4,257	1,521
PetroChina Co. Ltd., H Shares	10,256	4,518
PICC Property & Casualty Co. Ltd., H Shares	3,404	3,635
Pinduoduo, Inc., ADR(a)	51	1,796

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Ping An Bank Co. Ltd., A Shares	500	$1,057
Ping An Healthcare and Technology Co. Ltd.(a)(b)	81	696
Ping An Insurance (Group) Co. of China Ltd., A Shares	200	2,323
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,515	28,459
Poly Developments and Holdings Group Co. Ltd., A Shares	400	829
Poly Property Group Co. Ltd.	832	323
Postal Savings Bank of China Co. Ltd., H Shares(b)	4,788	2,972
Qingdao Port International Co. Ltd., H Shares(b)	574	373
Red Star Macalline Group Corp. Ltd., H Shares(b)	315	237
SAIC Motor Corp. Ltd., A Shares	200	628
Sany Heavy Industry Co. Ltd., A Shares	300	650
Seazen Group Ltd.(a)	871	872
SF Holding Co. Ltd., A Shares	100	554
Shandong Chenming Paper Holdings Ltd., B Shares	379	155
Shandong Chenming Paper Holdings Ltd., H Shares	280	109
Shandong Gold Mining Co. Ltd., A Shares	100	465
Shandong Gold Mining Co. Ltd., H Shares(b)	250	617
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,122	1,338
Shanghai Bailian Group Co. Ltd., B Shares	100	80
Shanghai Baosight Software Co. Ltd., B Shares	230	478
Shanghai Chlor-Alkali Chemical Co. Ltd., B Shares	200	112
Shanghai Electric Group Co. Ltd., H Shares	1,483	439
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	286	763
Shanghai Haixin Group Co., B Shares	200	79
Shanghai Huayi Group Co. Ltd., B Shares	100	53
Shanghai Industrial Holdings Ltd.	239	421
Shanghai International Airport Co. Ltd., A Shares	100	971
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	100	169
Shanghai Jinjiang International Industrial Investment Co. Ltd., B Shares	100	85
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B Shares	147	130
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	600	553
Shanghai Mechanical and Electrical Industry Co. Ltd., B Shares	100	136
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	399	742
Shanghai Pudong Development Bank Co. Ltd., A Shares	700	1,108
Shanghai Shibei Hi-Tech Co. Ltd., B Shares	200	71
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., B Shares	100	114
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	480	151
Shenwan Hongyuan Group Co. Ltd., A Shares	500	340
Shenzhen Expressway Co. Ltd., H Shares	316	408
Shenzhen International Holdings Ltd.	462	924
Shenzhen Investment Ltd.	1,744	604
Shenzhou International Group Holdings Ltd.	354	4,674
Shimao Property Holdings Ltd.	594	1,919
Sichuan Expressway Co. Ltd., H Shares	520	142
Sihuan Pharmaceutical Holdings Group Ltd.	1,956	220
SINA Corp.(a)	31	1,201
Sino Biopharmaceutical Ltd.	3,210	4,268
Sino-Ocean Group Holding Ltd.	1,556	558
Sinopec Engineering Group Co. Ltd., H Shares	767	412
Sinopec Oilfield Service Corp., H Shares(a)	1,220	124
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	1,895	484
Sinopharm Group Co. Ltd., H Shares	618	2,008
	Shares	Value
China-(continued)
Sinotrans Ltd., H Shares	1,019	$311
Sinotruk Hong Kong Ltd.	348	595
SOHO China Ltd.	1,087	414
Sunac China Holdings Ltd.	1,090	5,256
Suning.com Co. Ltd., A Shares	300	418
Sunny Optical Technology Group Co. Ltd.	291	4,687
TAL Education Group, ADR(a)	164	8,184
Tencent Holdings Ltd.	2,621	124,480
Tencent Music Entertainment Group, ADR(a)	53	673
Tianjin Capital Environmental Protection Group Co. Ltd., H Shares	197	63
Times China Holdings Ltd.	300	524
Times Neighborhood Holdings Ltd.(a)(b)	115	71
Tongcheng-Elong Holdings Ltd.(b)	460	646
TravelSky Technology Ltd., H Shares	503	1,088
Trip.com Group Ltd., ADR(a)	204	6,555
Tsingtao Brewery Co. Ltd., H Shares	185	1,027
Vipshop Holdings Ltd., ADR(a)	209	2,661
Wanhua Chemical Group Co. Ltd., A Shares	100	736
Weibo Corp., ADR(a)(c)	25	1,065
Weichai Power Co. Ltd., A Shares	100	184
Weichai Power Co. Ltd., H Shares	997	1,745
Weifu High-Technology Group Co. Ltd., B Shares	100	163
Wuliangye Yibin Co. Ltd., A Shares	100	1,765
WuXi AppTec Co. Ltd., H Shares(b)	100	1,204
Wuxi Biologics Cayman, Inc.(a)(b)	295	3,734
Xiaomi Corp., B Shares(a)(b)	4,498	6,590
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	256	176
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	320	336
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(b)	88	150
Yangzijiang Shipbuilding Holdings Ltd.	1,116	754
Yanlord Land Group Ltd.	381	319
Yantai Changyu Pioneer Wine Co. Ltd., B Shares	100	197
Yanzhou Coal Mining Co. Ltd., H Shares	956	705
Yihai International Holding Ltd.(a)	223	1,260
Yonghui Superstores Co. Ltd., A Shares	200	209
Yonyou Network Technology Co. Ltd., A Shares	100	451
Yuexiu Property Co. Ltd.	3,258	654
Yunnan Baiyao Group Co. Ltd., A Shares	100	1,253
Zhaojin Mining Industry Co. Ltd., H Shares	601	693
Zhejiang Expressway Co. Ltd., H Shares	753	613
Zhengqi Financial Holding Corp., Rts., TBA(a)(d)	15	0
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)	174	556
Zhongsheng Group Holdings Ltd.	308	1,139
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	265	889
Zijin Mining Group Co. Ltd., H Shares	2,832	1,234
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	859	632
ZTE Corp., A Shares(a)	100	550
ZTE Corp., H Shares(a)(c)	376	1,214
ZTO Express Cayman, Inc., ADR	179	3,888
		886,459
Colombia-0.47%
Bancolombia S.A.	117	1,450
Bancolombia S.A., Preference Shares	213	2,780
Cementos Argos S.A.	241	457
Corp Financiera Colombiana S.A.(a)	48	456
Ecopetrol S.A.	2,133	1,980
Grupo Argos S.A.	155	791
Grupo Aval Acciones y Valores S.A., Preference Shares	2,133	903

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Colombia-(continued)
Grupo de Inversiones Suramericana S.A.	120	$1,121
Grupo de Inversiones Suramericana S.A., Preference Shares	40	326
Interconexion Electrica S.A. ESP	202	1,109
		11,373
Czech Republic-0.16%
CEZ A.S.	72	1,578
Komercni banka A.S.	31	1,066
Moneta Money Bank A.S.(b)	261	955
O2 Czech Republic A.S.	25	258
		3,857
Egypt-0.21%
Commercial International Bank Egypt S.A.E.	611	3,290
Eastern Co. S.A.E.	495	470
Egypt Kuwait Holding Co. S.A.E.	374	475
ElSewedy Electric Co.	517	369
Talaat Moustafa Group	351	179
Telecom Egypt Co.	198	155
		4,938
Greece-0.34%
Alpha Bank A.E.(a)	657	1,309
Eurobank Ergasias S.A.(a)	1,054	963
FF Group(a)(d)	21	0
Hellenic Petroleum S.A.	34	297
Hellenic Telecommunications Organization S.A.	102	1,523
JUMBO S.A.	50	1,018
Motor Oil Hellas Corinth Refineries S.A.	29	616
Mytilineos Holdings S.A.	49	503
National Bank of Greece S.A.(a)	271	857
OPAP S.A.	84	1,047
		8,133
Hong Kong-0.15%
Alibaba Pictures Group Ltd.(a)	6,576	933
Fullshare Holdings Ltd.(a)	4,041	79
Haier Electronics Group Co. Ltd.	546	1,637
Kingboard Laminates Holdings Ltd.	350	357
Nine Dragons Paper Holdings Ltd.	619	584
		3,590
Hungary-0.33%
Gedeon Richter PLC	62	1,328
Magyar Telekom Telecommunications PLC	228	340
MOL Hungarian Oil & Gas PLC	186	1,570
OTP Bank Nyrt	103	4,768
		8,006
India-6.79%
Axis Bank Ltd., GDR(b)	177	9,045
Dr. Reddy’s Laboratories Ltd., ADR	305	13,322
GAIL (India) Ltd., GDR(b)	92	920
HDFC Bank Ltd., ADR	466	26,692
Infosys Ltd., ADR	3,778	41,407
Larsen & Toubro Ltd., GDR(b)	245	4,640
Mahindra & Mahindra Ltd., GDR(b)	300	2,385
Reliance Industries Ltd., GDR(b)	823	32,179
State Bank of India, GDR(a)(b)	173	7,681
Tata Motors Ltd., ADR(a)	993	12,045
Tata Steel Ltd., GDR(b)	1,016	6,027
Vedanta Ltd., ADR	573	4,527
Wipro Ltd., ADR	665	2,414
		163,284
Indonesia-2.12%
PT Adaro Energy Tbk	5,637	500
	Shares	Value
Indonesia-(continued)
PT Astra Agro Lestari Tbk	228	$198
PT Astra International Tbk	9,363	4,313
PT Bank Central Asia Tbk	4,425	10,399
PT Bank Danamon Indonesia Tbk	298	75
PT Bank Mandiri (Persero) Tbk	8,542	4,676
PT Bank Negara Indonesia (Persero) Tbk	3,372	1,768
PT Bank Rakyat Indonesia (Persero) Tbk	24,266	7,873
PT Barito Pacific Tbk	8,646	824
PT Bukit Asam Tbk	1,940	311
PT Bumi Serpong Damai Tbk(a)	3,023	245
PT Charoen Pokphand Indonesia Tbk	3,187	1,546
PT Gudang Garam Tbk	228	925
PT Hanjaya Mandala Sampoerna Tbk	4,190	630
PT Indah Kiat Pulp & Paper Corp. Tbk	1,176	577
PT Indocement Tunggal Prakarsa Tbk	587	704
PT Indofood CBP Sukses Makmur Tbk	1,116	926
PT Indofood Sukses Makmur Tbk	2,085	1,184
PT Jasa Marga (Persero) Tbk	962	321
PT Kalbe Farma Tbk	8,203	848
PT Matahari Department Store Tbk	1,149	245
PT Media Nusantara Citra Tbk	2,860	332
PT Perusahaan Gas Negara Tbk	4,724	586
PT Semen Indonesia (Persero) Tbk	1,307	1,133
PT Smartfren Telecom Tbk(a)	18,132	136
PT Surya Citra Media Tbk	3,314	346
PT Telekomunikasi Indonesia (Persero) Tbk	21,292	5,897
PT Tower Bersama Infrastructure Tbk	4,249	360
PT Unilever Indonesia Tbk	2,595	1,506
PT United Tractors Tbk	674	942
PT Vale Indonesia Tbk(a)	1,163	268
PT XL Axiata Tbk(a)	1,270	270
		50,864
Isle of Man-0.01%
MAS Real Estate, Inc.	182	241
Kuwait-0.85%
Agility Public Warehousing Co. KSC	425	1,186
Boubyan Bank KSCP	437	931
Boubyan Petrochemicals Co. KSCP	196	436
Burgan Bank SAK	328	329
Gulf Bank KSCP	893	916
Humansoft Holding Co. KSC	50	512
Kuwait Finance House KSCP	1,663	4,582
Mobile Telecommunications Co. KSC	998	1,896
National Bank of Kuwait SAKP	2,793	9,643
		20,431
Malaysia-2.48%
AirAsia Group Bhd.	790	274
Alliance Bank Malaysia Bhd.	488	290
AMMB Holdings Bhd.	788	710
Astro Malaysia Holdings Bhd.	775	227
Axiata Group Bhd.	2,017	2,106
British American Tobacco Malaysia Bhd.	74	212
CIMB Group Holdings Bhd.	3,147	3,771
Dialog Group Bhd.	2,193	1,744
DiGi.Com Bhd.	1,584	1,631
FGV Holdings Bhd.(a)	1,077	314
Fraser & Neave Holdings Bhd.	52	418
Gamuda Bhd.	895	840
Genting Bhd.	981	1,312
Genting Malaysia Bhd.	1,176	866
HAP Seng Consolidated Bhd.	264	627
Hartalega Holdings Bhd.	589	849
Hong Leong Bank Bhd.	261	1,019
Hong Leong Financial Group Bhd.	120	472

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Malaysia-(continued)
IHH Healthcare Bhd.	1,300	$1,808
IJM Corp. Bhd.	1,476	761
IOI Corp. Bhd.	1,356	1,498
IOI Properties Group Bhd.	1,083	307
Kuala Lumpur Kepong Bhd.	230	1,280
Malayan Banking Bhd.	2,800	5,744
Malaysia Airports Holdings Bhd.	360	591
Maxis Bhd.	1,319	1,706
MISC Bhd.	694	1,291
Nestle Malaysia Bhd.	29	1,020
Petronas Chemicals Group Bhd.	1,302	1,961
Petronas Dagangan Bhd.	120	649
Petronas Gas Bhd.	368	1,434
PPB Group Bhd.	283	1,276
Press Metal Aluminium Holdings Bhd.	797	945
Public Bank Bhd.	1,416	6,406
QL Resources Bhd.	366	741
RHB Bank Bhd.	776	1,079
Sime Darby Bhd.	1,679	890
Sime Darby Plantation Bhd.	1,706	2,111
Sime Darby Property Bhd.	1,849	352
Telekom Malaysia Bhd.	417	392
Tenaga Nasional Bhd.	1,762	5,344
Top Glove Corp. Bhd.	861	1,224
UEM Sunrise Bhd.(a)	919	134
Westports Holdings Bhd.	555	531
YTL Corp. Bhd.	2,413	525
		59,682
Mexico-2.92%
Alfa S.A.B. de C.V., Class A	1,456	1,088
Alpek S.A.B. de C.V.	184	172
Alsea S.A.B. de C.V.	195	472
America Movil S.A.B. de C.V., Series L	12,603	10,453
Arca Continental S.A.B. de C.V.	183	1,035
Banco del Bajio S.A.(b)	234	385
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	240	344
Becle S.A.B. de C.V.	288	533
Cemex S.A.B. de C.V., Series CPO(e)	6,878	2,763
Coca-Cola FEMSA S.A.B. de C.V., Series L	215	1,306
Concentradora Fibra Danhos S.A. de C.V.	131	201
El Puerto de Liverpool S.A.B. de C.V., Series C1	104	549
Fibra Uno Administracion S.A. de C.V.	1,353	2,218
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	962	8,663
GMexico Transportes S.A.B. de C.V.(b)	224	328
Gruma S.A.B. de C.V., Class B	98	1,040
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	154	1,171
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	156	1,926
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	87	1,670
Grupo Bimbo S.A.B. de C.V., Series A	1,021	1,825
Grupo Carso S.A.B. de C.V., Series A1	222	799
Grupo Comercial Chedraui, S.A. de C.V.	175	230
Grupo Elektra S.A.B. de C.V.	28	2,047
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,301	7,984
Grupo Financiero Inbursa S.A.B. de C.V., Class O	1,094	1,243
Grupo Lala S.A.B. de C.V.	325	291
Grupo Mexico S.A.B. de C.V., Class B	1,629	4,345
Grupo Televisa S.A.B., Series CPO(g)	1,014	2,242
Industrias Bachoco S.A.B. de C.V., Series B	29	116
Industrias Penoles S.A.B. de C.V.	58	605
Infraestructura Energetica Nova S.A.B. de C.V.	246	1,154
	Shares	Value
Mexico-(continued)
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	329	$678
Megacable Holdings S.A.B. de C.V., Series CPO(h)	104	387
Nemak S.A.B. de C.V.(b)	346	143
Orbia Advance Corp. S.A.B. de C.V.	483	1,129
Promotora y Operadora de Infraestructura S.A.B de C.V.	78	841
Regional S.A.B. de C.V.	81	463
Telesites S.A.B. de C.V.(a)	676	497
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,372	6,877
		70,213
Pakistan-0.04%
Fauji Fertilizer Co. Ltd.	373	252
Habib Bank Ltd.	189	197
Oil & Gas Development Co. Ltd.	153	137
Pakistan Petroleum Ltd.	414	378
		964
Peru-0.05%
Cia de Minas Buenaventura S.A.A., ADR	97	1,254
Philippines-1.17%
Aboitiz Power Corp.	816	521
Alliance Global Group, Inc.	2,129	451
Ayala Corp.	106	1,500
Ayala Land, Inc.	3,229	2,624
Bank of the Philippine Islands	839	1,362
BDO Unibank, Inc.	896	2,597
Bloomberry Resorts Corp.	1,322	234
DMCI Holdings, Inc.	1,649	197
Energy Development Corp.(a)(d)	1,155	0
Globe Telecom, Inc.	15	556
GT Capital Holdings, Inc.	51	677
International Container Terminal Services, Inc.	528	1,340
JG Summit Holdings, Inc.	1,319	1,812
Jollibee Foods Corp.	187	702
LT Group, Inc.	1,106	214
Manila Electric Co.	101	510
Megaworld Corp.	5,931	472
Metro Pacific Investments Corp.	7,448	467
Metropolitan Bank & Trust Co.	830	936
PLDT, Inc.	49	955
San Miguel Corp.	185	505
San Miguel Food and Beverage, Inc.	339	485
Semirara Mining & Power Corp.	683	295
SM Investments Corp.	224	4,263
SM Prime Holdings, Inc.	4,067	3,107
Universal Robina Corp.	424	1,207
		27,989
Qatar-1.22%
Barwa Real Estate Co.	960	930
Commercial Bank P.S.Q.C. (The)	940	1,235
Doha Bank Q.P.S.C.	620	467
Ezdan Holding Group QSC(a)	940	161
Gulf International Services QSC(a)	490	210
Industries Qatar QSC	948	2,593
Masraf Al Rayan Q.S.C.	1,759	1,990
Mesaieed Petrochemical Holding Co. Q.P.S.C.	1,995	1,197
Ooredoo Q.P.S.C.	376	715
Qatar Aluminum Manufacturing Co.	1,410	302
Qatar Electricity & Water Co. Q.S.C.	229	1,012
Qatar Fuel Co. Q.P.S.C.	225	1,361
Qatar Gas Transport Co. Ltd.	1,400	915
Qatar Insurance Co. SAQ	760	660
Qatar International Islamic Bank QSC	352	905
Qatar Islamic Bank SAQ	543	2,490

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Qatar-(continued)
Qatar National Bank Q.P.S.C.	2,043	$11,469
United Development Co. QSC	980	409
Vodafone Qatar QSC	965	326
		29,347
Romania-0.06%
NEPI Rockcastle PLC	158	1,301
Russia-4.54%
Aeroflot PJSC	154	259
Alrosa PJSC	1,079	1,352
Bashneft PJSC, Preference Shares	10	275
Federal Grid Co. Unified Energy System PJSC	120,000	411
Gazprom PJSC	4,833	17,143
Inter RAO UES PJSC	14,756	1,332
LUKOIL PJSC	192	19,665
Magnit PJSC	31	1,800
Magnitogorsk Iron & Steel Works PJSC	630	442
MMC Norilsk Nickel PJSC	24	7,797
Mobile TeleSystems PJSC	398	2,024
Moscow Exchange MICEX-RTS PJSC	608	1,046
Mosenergo PJSC	4,000	144
Novatek PJSC	491	8,874
Novolipetsk Steel PJSC	432	932
PhosAgro PJSC	17	656
Polyus PJSC	11	1,346
Rosneft Oil Co. PJSC	532	3,989
Rosseti PJSC	14,000	351
Rostelecom PJSC(a)	420	578
RusHydro PJSC	55,600	599
RussNeft PJSC(a)	23	191
Sberbank of Russia PJSC	4,713	18,573
Severstal PJSC	78	1,112
Sistema PJSFC	1,400	401
Surgutneftegas PJSC	3,270	2,354
Surgutneftegas PJSC, Preference Shares	3,503	1,976
Tatneft PJSC	688	8,174
Tatneft PJSC, Preference Shares	70	785
Transneft PJSC, Preference Shares	1	2,581
Unipro PJSC	5,000	230
VTB Bank PJSC	2,232,852	1,619
		109,011
South Africa-5.38%
Absa Group Ltd.	333	3,033
African Rainbow Minerals Ltd.	53	598
Anglo American Platinum Ltd.	26	2,079
AngloGold Ashanti Ltd.	193	3,934
Aspen Pharmacare Holdings Ltd.(a)	163	1,247
Assore Ltd.	21	343
AVI Ltd.	159	821
Barloworld Ltd.	101	629
Bid Corp. Ltd.	152	3,349
Bidvest Group Ltd. (The)	153	2,112
Capitec Bank Holdings Ltd.	24	2,154
Clicks Group Ltd.	112	1,824
Coronation Fund Managers Ltd.	138	385
Dis-Chem Pharmacies Ltd.(b)	206	354
Discovery Ltd.	173	1,343
Distell Group Holdings Ltd.	41	355
Exxaro Resources Ltd.	120	974
FirstRand Ltd.	1,430	5,483
Fortress REIT Ltd., Class A	547	673
Fortress REIT Ltd., Class B	432	215
Foschini Group Ltd. (The)	96	882
Gold Fields Ltd.	365	2,362
Growthpoint Properties Ltd.	1,295	1,814
	Shares	Value
South Africa-(continued)
Harmony Gold Mining Co. Ltd.(a)	218	$734
Hyprop Investments Ltd.	133	478
Impala Platinum Holdings Ltd.(a)	327	3,095
Investec Ltd.	115	644
JSE Ltd.	49	358
KAP Industrial Holdings Ltd.	1,550	379
Kumba Iron Ore Ltd.	27	629
Liberty Holdings Ltd.	62	437
Life Healthcare Group Holdings Ltd.	670	1,128
Massmart Holdings Ltd.	59	209
Momentum Metropolitan Holdings	372	496
Motus Holdings Ltd.	84	454
Mr Price Group Ltd.	123	1,381
MTN Group Ltd.	834	4,492
MultiChoice Group(a)	189	1,345
Naspers Ltd., Class N	198	32,483
Nedbank Group Ltd.	183	2,388
Netcare Ltd.	705	926
Northam Platinum Ltd.(a)	154	1,290
Old Mutual Ltd.	2,023	2,318
Pepkor Holdings Ltd.(b)	363	397
Pick n Pay Stores Ltd.	130	563
Pioneer Foods Group Ltd.	62	453
PSG Group Ltd.	79	1,128
Rand Merchant Investment Holdings Ltd.	366	662
Redefine Properties Ltd.	2,745	1,305
Remgro Ltd.	238	2,886
Resilient REIT Ltd.	113	490
Reunert Ltd.	85	348
RMB Holdings Ltd.	344	1,680
Sanlam Ltd.	821	4,051
Santam Ltd.	22	414
Sappi Ltd.(a)	269	684
Sasol Ltd.	251	3,965
Shoprite Holdings Ltd.	214	1,667
Sibanye Gold Ltd.(a)	995	2,566
SPAR Group Ltd. (The)	82	1,030
Standard Bank Group Ltd.	584	6,087
Super Group Ltd.(a)	201	333
Telkom S.A. SOC Ltd.	154	331
Tiger Brands Ltd.	79	1,038
Truworths International Ltd.	216	635
Tsogo Sun Gaming Ltd.	287	209
Vodacom Group Ltd.	266	2,079
Vukile Property Fund Ltd.	390	467
Woolworths Holdings Ltd.	419	1,240
		129,335
Taiwan-13.07%
Acer, Inc.	1,145	636
Advantech Co. Ltd.	180	1,716
ASE Technology Holding Co. Ltd.	1,508	3,658
Asia Cement Corp.	1,123	1,670
Asustek Computer, Inc.	316	2,318
AU Optronics Corp.	3,691	1,215
Capital Securities Corp.	1,241	415
Catcher Technology Co. Ltd.	339	2,683
Cathay Financial Holding Co. Ltd.	3,675	4,913
Chailease Holding Co. Ltd.	544	2,259
Chang Hwa Commercial Bank Ltd.	2,917	2,068
Cheng Shin Rubber Industry Co. Ltd.	887	1,150
Chicony Electronics Co. Ltd.	308	870
China Airlines Ltd.	764	202
China Development Financial Holding Corp.	6,337	1,934
China Life Insurance Co. Ltd.(a)	1,193	969
China Motor Corp.	149	184

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Taiwan-(continued)
China Steel Corp.	5,603	$4,268
Chunghwa Telecom Co. Ltd.	1,733	6,170
Compal Electronics, Inc.	2,016	1,216
CTBC Financial Holding Co. Ltd.	8,306	6,032
Delta Electronics, Inc.	1,003	4,690
E.Sun Financial Holding Co. Ltd.	5,178	4,789
Eclat Textile Co. Ltd.	96	1,230
Epistar Corp.	501	556
Eternal Materials Co. Ltd.	582	518
Eva Airways Corp.	1,125	452
Evergreen Marine Corp. Taiwan Ltd.(a)	1,192	459
Far Eastern International Bank	1,194	468
Far Eastern New Century Corp.	1,789	1,658
Far EasTone Telecommunications Co. Ltd.	684	1,546
Feng TAY Enterprise Co. Ltd.	155	929
First Financial Holding Co. Ltd.	4,614	3,587
Formosa Chemicals & Fibre Corp.	1,601	4,467
Formosa Petrochemical Corp.	619	1,834
Formosa Plastics Corp.	2,203	6,772
Formosa Taffeta Co. Ltd.	535	596
Foxconn Technology Co. Ltd.	538	1,068
Fubon Financial Holding Co. Ltd.	3,442	5,099
Giant Manufacturing Co. Ltd.	125	739
Globalwafers Co. Ltd.	102	1,324
Hon Hai Precision Industry Co. Ltd.	5,483	14,891
Hotai Motor Co. Ltd.	146	2,965
HTC Corp.	379	425
Hua Nan Financial Holdings Co. Ltd.	4,200	2,997
Innolux Corp.	3,822	1,098
Inventec Corp.	1,466	1,107
Largan Precision Co. Ltd.	47	7,318
Lite-On Technology Corp.	1,041	1,610
MediaTek, Inc.	679	8,636
Mega Financial Holding Co. Ltd.	5,054	5,257
Nan Ya Plastics Corp.	2,550	5,829
Nanya Technology Corp.	333	842
Novatek Microelectronics Corp.	276	1,950
OBI Pharma, Inc.(a)	70	286
Oriental Union Chemical Corp.	423	275
Pegatron Corp.	910	1,889
Pou Chen Corp.	1,194	1,378
President Chain Store Corp.	254	2,490
Quanta Computer, Inc.	1,189	2,417
Realtek Semiconductor Corp.	212	1,714
Shanghai Commercial & Savings Bank, Ltd. (The)	1,534	2,518
Shin Kong Financial Holding Co. Ltd.(a)	5,108	1,652
SinoPac Financial Holdings Co. Ltd.	4,887	2,073
Synnex Technology International Corp.	674	830
Taishin Financial Holding Co. Ltd.	4,620	2,153
Taiwan Business Bank	2,327	947
Taiwan Cement Corp.	2,232	3,085
Taiwan Cooperative Financial Holding Co. Ltd.	4,318	2,958
Taiwan Fertilizer Co. Ltd.	387	609
Taiwan Glass Industry Corp.	939	322
Taiwan High Speed Rail Corp.	882	1,046
Taiwan Mobile Co. Ltd.	732	2,577
Taiwan Secom Co. Ltd.	164	481
Taiwan Semiconductor Manufacturing Co. Ltd.	11,030	117,996
Teco Electric and Machinery Co. Ltd.	949	845
TPK Holding Co. Ltd.(a)	183	284
Transcend Information, Inc.	164	437
U-Ming Marine Transport Corp.	246	249
Unimicron Technology Corp.	528	661
Uni-President Enterprises Corp.	2,157	5,126
United Microelectronics Corp.	5,246	2,558
	Shares	Value
Taiwan-(continued)
Vanguard International Semiconductor Corp.	365	$899
Walsin Lihwa Corp.	1,145	557
Walsin Technology Corp.	207	1,410
Wan Hai Lines Ltd.	423	237
Wistron Corp.	1,188	1,061
Yageo Corp.	169	2,099
Yuanta Financial Holding Co. Ltd.	5,249	3,401
Yulon Motor Co. Ltd.	502	296
Yulon Nissan Motor Co. Ltd.	14	125
		314,193
Thailand-3.10%
Advanced Info Service PCL, NVDR	527	3,427
Airports of Thailand PCL, NVDR	2,025	4,558
Asset World Corp. PCL, NVDR(a)	3,300	566
B. Grimm Power PCL, NVDR	338	667
Bangkok Bank PCL, Foreign Shares	226	1,041
Bangkok Dusit Medical Services PCL, NVDR	4,147	3,293
Bangkok Expressway & Metro PCL, NVDR	3,756	1,311
Bangkok Life Assurance PCL, NVDR	300	185
Banpu PCL, NVDR	2,056	658
Berli Jucker PCL, NVDR	480	626
BTS Group Holdings PCL, NVDR(a)	3,738	1,490
BTS Group Holdings PCL, Wts., expiring 02/16/2021(d)	435	10
Bumrungrad Hospital PCL, NVDR	154	656
Central Pattana PCL, NVDR	1,167	2,250
Charoen Pokphand Foods PCL, NVDR	1,705	1,631
CP ALL PCL, NVDR	2,462	5,556
Delta Electronics Thailand PCL, NVDR	214	375
Digital Telecommunications Infrastructure Fund, Class F	2,413	1,346
Electricity Generating PCL, NVDR	126	1,229
Energy Absolute PCL, NVDR	784	1,076
Global Power Synergy PCL, NVDR	319	860
Gulf Energy Development PCL, NVDR	365	2,240
Home Product Center PCL, NVDR	2,654	1,236
Indorama Ventures PCL, NVDR	842	748
Intouch Holdings PCL, NVDR	982	1,738
IRPC PCL, NVDR	4,823	441
Kasikornbank PCL, Foreign Shares	504	2,250
Kasikornbank PCL, NVDR	296	1,321
Krung Thai Bank PCL, NVDR	2,916	1,501
Krungthai Card PCL, NVDR	616	673
Land & Houses PCL, NVDR	3,106	924
Minor International PCL, NVDR	1,681	1,640
Minor International PCL, Wts., expiring 9/30/2021(a)	93	6
Muangthai Capital PCL, NVDR	318	660
Osotspa PCL, NVDR	574	810
PTT Exploration & Production PCL, NVDR	651	2,596
PTT Global Chemical PCL, NVDR	959	1,497
PTT PCL, NVDR	6,570	9,084
Ratch Group PCL, NVDR	367	797
Siam Cement PCL (The), NVDR	385	4,390
Siam City Cement PCL, NVDR	42	251
Siam Commercial Bank PCL (The), NVDR	1,103	3,441
Siam Makro PCL, NVDR	170	180
Thai Airways International PCL, NVDR(a)	516	94
Thai Oil PCL, NVDR	482	796
Thai Union Group PCL, NVDR	1,329	648
TMB Bank PCL, NVDR	16,868	757
Total Access Communication PCL, NVDR	317	452
True Corp. PCL, NVDR	5,013	600
		74,582

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Turkey-0.67%
Akbank T.A.S.(a)	1,100	$1,518
Anadolu Efes Biracilik ve Malt Sanayii A.S.	81	335
Arcelik A.S.(a)	99	346
Aselsan Elektronik Sanayi Ve Ticaret A.S.	150	588
BIM Birlesik Magazalar A.S.	179	1,459
Coca-Cola Icecek A.S.	38	292
Enka Insaat ve Sanayi A.S.	281	330
Eregli Demir ve Celik Fabrikalari TAS	537	837
Ford Otomotiv Sanayi A.S.	35	439
Haci Omer Sabanci Holding A.S.	409	666
Iskenderun Demir ve Celik A.S.	78	101
KOC Holding A.S.	369	1,193
Koza Altin Isletmeleri A.S.(a)	7	94
Petkim Petrokimya Holding A.S.(a)	473	319
TAV Havalimanlari Holding A.S.	85	387
Tekfen Holding A.S.	88	283
Tofas Turk Otomobil Fabrikasi A.S.	71	313
Tupras-Turkiye Petrol Rafinerileri A.S.	58	1,091
Turk Hava Yollari AO(a)	264	604
Turk Telekomunikasyon A.S.(a)	98	127
Turkcell Iletisim Hizmetleri A.S.	422	994
Turkiye Garanti Bankasi A.S.(a)	913	1,815
Turkiye Is Bankasi A.S., Class C(a)	628	761
Turkiye Sise ve Cam Fabrikalari A.S.	352	327
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	436	481
Yapi ve Kredi Bankasi A.S.(a)	827	410
		16,110
United Arab Emirates-0.95%
Abu Dhabi Commercial Bank PJSC	1,213	2,526
Abu Dhabi Islamic Bank PJSC	359	562
Air Arabia PJSC(a)	632	262
Aldar Properties PJSC	1,779	1,077
DAMAC Properties Dubai Co. PJSC(a)	977	183
Dana Gas PJSC	1,782	437
DP World PLC	83	1,162
Dubai Financial Market PJSC(a)	938	241
Dubai Investments PJSC	865	308
Dubai Islamic Bank PJSC	784	1,219
Emaar Development PJSC	471	487
Emaar Malls PJSC	771	382
Emaar Properties PJSC	1,598	1,753
Emirates Telecommunications Group Co. PJSC	822	3,643
First Abu Dhabi Bank PJSC	2,006	8,454
		22,696
	Shares	Value
United States-0.11%
JBS S.A.	418	$2,698
Total Common Stocks & Other Equity Interests (Cost $2,286,895)		2,252,758
Exchange-Traded Funds-6.17%
India-3.72%
Invesco India ETF(i)	4,599	89,543
United States-2.45%
iShares MSCI Saudi Arabia ETF	1,969	58,814
Total Exchange-Traded Funds (Cost $174,967)		148,357
Money Market Funds-0.28%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(j) (Cost $6,719)	6,719	6,719
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $2,468,581)		2,407,834
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.56%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(j)(k)	10,170	10,170
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(j)(k)	3,389	3,390
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,560)		13,560
TOTAL INVESTMENTS IN SECURITIES-100.74% (Cost $2,482,141)		2,421,394
OTHER ASSETS LESS LIABILITIES-(0.74)%		(17,744)
NET ASSETS-100.00%		$2,403,650

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust
Rts.-Rights
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $129,766, which represented 5.40% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(i)	The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2020	Dividend Income
Invesco India ETF	$100,300	$18,019	$(27,883)	$(21,274)	$20,381	$89,543	$-

(j)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$11,284,438	$-	$11,284,438
Money Market Funds	21,161	-	-	21,161
Total Investments	$21,161	$11,284,438	$-	$11,305,599
Invesco PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,471,167	$5	$0	$2,471,172
Money Market Funds	30,101	-	-	30,101
Total Investments	$2,501,268	$5	$0	$2,501,273
Invesco PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$911,095	$1,341,653	$10	$2,252,758
Exchange-Traded Funds	148,357	-	-	148,357
Money Market Funds	20,279	-	-	20,279
Total Investments	$1,079,731	$1,341,653	$10	$2,421,394
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.